Schwab Money Funds

      ANNUAL REPORT
      December 31, 2002

      Schwab Money Market Fund

      Schwab Government
      Money Fund

      Schwab U.S. Treasury
      Money Fund

      Schwab Value Advantage
      Money Fund(R)


                                                           [CHARLES SCHWAB LOGO]

In this report:

      Market overview ......................   2

      Schwab Money Market Fund .............   4

      Schwab Government
      Money Fund ...........................  21

      Schwab U.S. Treasury
      Money Fund ...........................  30

      Schwab Value Advantage
      Money Fund(R) ........................  38

      Financial notes ......................  54

      Fund trustees ........................  57

      Glossary .............................  60

[PHOTO OF CHARLES R. SCHWAB]

Charles R. Schwab
Chairman

Dear Shareholder,

As an investor, how you feel about 2002 probably depends a lot on how much exposure you had to each asset class. If you're reading this report, you probably had some assets in money market investments. Although money fund yields were low when the year began and lower still when it ended, the capital preservation these funds provided meant that they still fared better than many stock investments. At the same time, money market investments lagged bond investments, which as a category actually performed quite well in 2002.

Does this mean that long-term investors should now limit their portfolios to bonds and money funds? By no means. While there can be times when such an approach might happen to yield better results (as 2002 showed), history clearly shows that this isn't usual for longer periods.

Investors have seen many changes in the past few years. But the basic principles of investing remain very much the same. Concepts such as asset allocation and portfolio rebalancing are as timely and important as ever. So is dollar-cost averaging 1--a basic mathematical principle you can bring into play simply by investing a set amount on a regular schedule.

For most people, investing is a long-term proposition. Today's bad news often has an impact on financial markets. But over time, it's factors such as economic growth that shape broader trends. And those trends are what long-term investing is about.

I want to thank you for choosing SchwabFunds(R) during this difficult time for investors. We strive to help you reach your financial goals, and look forward to serving you in the future.

Sincerely,

/s/ Charles R. Schwab

1 Dollar-cost averaging does not assure a profit and does not protect against loss in declining markets.

MARKET OVERVIEW

A YEAR OF FALLING SHORT-TERM RATES AND A MODERATE, PROTRACTED ECONOMIC RECOVERY.

Calendar 2002 saw the U.S. economy making evident but very slow progress in recovering from the recession that was brought on by the collapse of the "new economy" and exacerbated by the 9/11 attacks.

Through the policies of the Federal Reserve (the Fed) as well as through fiscal policies, the U.S. government continued to take action during 2002 to turn the economy around. Although the full effect of these policy actions may not be felt for some time, the economy did see some benefit during the year from these actions and perhaps even greater benefit from actions taken earlier. The rate cuts that the Fed had made in 2001 served their purpose of creating liquidity in 2002. In addition, a series of tax cuts enacted in 2001--criticized by some at the time as being unnecessary--turned out to benefit the economy at a time when help was much needed.

One of the features of the 2001 recession was a steep fall-off in capital investment by businesses. This type of spending continued to languish even after the recession was over, and indeed remained relatively weak throughout 2002. Spending by consumers--most of whom have kept their jobs--was another story. Robust prior to the recession, consumer spending kept right on going through the recession and afterward with barely a pause until late in 2002. Low interest rates have been a boon for consumers as far as financing goes, and this was reflected in strong activity during 2002 in housing purchases and mortgage refinancings as well as auto sales.

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

  1.70% THREE-MONTH U.S. TREASURY BILLS (T-BILLS): measures short-term U.S. Treasury obligations

 10.26% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: Measures the U.S. bond market

-22.10%    S&P 500(R) INDEX: measures U.S. large-cap stocks

-20.48%    RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

-15.94% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

[LINE GRAPH]

           Lehman Aggregate Bond Index     MSCI EAFE Index     Russell 2000 Small-Cap Index      S&P 500 Index     3 Month T-Bill
31-Dec-01                 0                      0                         0                            0                 0
   Jan-02             -0.24                   1.57                      2.21                         2.13              0.02
   Jan-02              1.27                   -1.4                      0.32                        -0.22              0.08
   Jan-02               1.1                  -3.23                     -2.86                        -1.79               0.1
   Jan-02              0.57                  -4.29                     -1.83                        -1.28              0.11
   Feb-02              1.01                  -5.38                     -1.66                        -2.15              0.14
   Feb-02              1.34                  -6.71                     -4.38                        -4.41              0.18
   Feb-02              1.57                  -4.37                     -3.81                        -3.72              0.21
   Feb-02              1.76                  -6.38                     -4.65                        -4.97              0.24
   Mar-02              1.35                  -3.34                     -1.91                        -1.16              0.27
   Mar-02              0.21                   2.25                      2.53                         1.68               0.3
   Mar-02              0.01                   2.11                      2.41                         1.84              0.32
   Mar-02             -0.08                   0.86                      3.09                         0.32              0.35
   Mar-02              0.09                   0.62                      3.98                         0.29               0.4
   Apr-02              1.08                   0.61                      2.21                        -1.87              0.44
   Apr-02              1.33                  -1.12                      5.87                        -2.89              0.48
   Apr-02              1.56                    2.1                      6.28                        -1.66              0.51
   Apr-02              2.12                   1.16                      3.03                        -5.93              0.54
   May-02              2.18                   1.87                      5.29                         -6.1              0.57
   May-02              2.14                   1.19                      1.29                        -7.71              0.61
   May-02              1.72                   3.97                      4.65                         -3.2              0.65
   May-02              2.37                   3.32                      1.52                        -5.19              0.69
   May-02              2.89                   2.45                      0.27                        -6.49              0.72
   Jun-02              2.84                  -0.78                     -3.21                        -9.96              0.75
   Jun-02              3.95                  -4.94                     -5.52                       -11.74              0.79
   Jun-02              4.11                  -4.99                     -5.09                       -13.33              0.82
   Jun-02              3.79                  -1.62                      -4.7                       -13.16              0.85
   Jul-02              3.68                   -2.1                     -9.16                       -13.23              0.86
   Jul-02               4.9                  -6.49                    -14.84                       -19.16               0.9
   Jul-02                 5                  -9.14                    -20.41                       -25.62              0.93
   Jul-02              5.23                 -14.72                    -21.21                       -25.18              0.97
   Aug-02              5.83                 -13.81                    -22.38                       -24.09              1.03
   Aug-02               5.9                 -11.19                    -19.88                       -20.19              1.06
   Aug-02              5.63                 -10.36                     -18.3                       -18.42              1.09
   Aug-02              6.39                  -9.45                    -17.43                       -17.36              1.12
   Aug-02              6.81                 -11.59                     -19.3                        -19.4              1.15
   Sep-02              7.11                 -14.18                    -19.15                       -21.35              1.18
   Sep-02              7.79                 -15.97                    -19.44                       -21.72              1.21
   Sep-02              8.14                 -19.38                    -24.12                       -25.62              1.25
   Sep-02              8.26                 -19.09                    -25.19                       -27.21              1.28
   Oct-02              8.26                 -21.77                    -28.04                       -29.45              1.31
   Oct-02              7.74                 -20.84                    -28.65                       -26.39              1.33
   Oct-02              6.64                 -17.23                    -24.82                       -22.07              1.34
   Oct-02              7.04                 -18.19                    -22.89                        -20.9              1.37
   Nov-02              7.84                 -17.15                    -20.62                        -20.5              1.44
   Nov-02              8.68                 -16.02                    -21.53                       -21.04              1.51
   Nov-02              8.32                 -15.45                    -20.06                       -19.71              1.54
   Nov-02              7.97                 -13.54                    -17.14                       -17.89              1.56
   Nov-02              8.02                 -13.09                    -15.79                       -17.25              1.59
   Dec-02              8.61                 -15.77                    -17.77                       -12.87              1.61
   Dec-02              8.98                 -17.26                    -19.55                       -21.38              1.63
   Dec-02              9.59                  -17.2                    -19.76                       -20.83              1.66
   Dec-02              10.2                 -17.52                    -20.27                       -22.63              1.69
31-Dec-02             10.26                 -15.94                    -20.48                        -22.1               1.7

These figures assume dividends and distributions were reinvested. Index figures don't include trading and managements costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance isn't an indication of future results.

Data source: Charles Schwab & Co., Inc. (Schwab).


Schwab Money Funds

      WITH LOW YIELDS, MONEY MARKET INVESTMENTS GENERALLY LAGGED BOND INVESTMENTS DURING 2002, BUT STILL FARED BETTER THAN MOST CATEGORIES OF STOCKS.

MONEY MARKET YIELDS FELL DURING 2002 ON ECONOMIC SOFTNESS AND A FED RATE CUT.

The prices and yields of short-term securities reflected an unusual amount of uncertainty about the direction of the economy during 2002. As the short-term market scrutinized each new economic indicator--both negative and positive-- the direction of short-term rates changed frequently. At one point during the report period the yield curve became inverted, with yields on overnight securities actually higher than yields on 12-month securities. At other times in the year, the yield curve was essentially flat (similar rates for all maturities), and at still other times it was a "normal" rising curve (higher rates paid in exchange for longer maturities).

Overall, however, short-term rates went down during 2002, retreating even further from the low levels they had reached in the wake of the Fed's dramatic series of interest rate cuts (which ended in December 2001).

Short-term markets began the year with some optimism that the recovery was gathering steam, and short-term yields rose modestly through March 2002. When this optimism began to appear premature, however, rates began a steady slide downward that continued through October.

In November, short-term markets were surprised by the Fed's 0.50% cut in its target rate (from 1.75% to 1.25%). Short-term investors generally appeared to believe the Fed would cut rates only 0.25%, if at all. As a result, short-term yields fell sharply on the Fed's announcement.

THE VIEW FROM HERE: SLOW-PACED ECONOMIC IMPROVEMENT MAY CONTINUE.

Although consumer spending appeared to be flagging somewhat as 2002 drew to a close, capital spending by corporations began showing signs of revival and may be able to take up some of the slack.

The Fed's interest rate cuts appear to be achieving their goal of injecting liquidity into the economy, with the main effects of the November 2002 cut still to be felt (aside, of course, from its effect in pushing down short-term rates). Although in our opinion the threat of deflation cannot be discounted, it is worth noting that the Fed still has a variety of tools at its disposal, and has indicated that it may use them if it believes the circumstances warrant.

One major concern is geopolitical risk. The outcome and ultimate impact of the situations in Iraq, North Korea and the Middle East are unknown. We believe that this uncertainty may be making the Fed's actions less effective than they otherwise would be. Likewise, it may be that businesses are holding back on capital spending more than they otherwise might.

Based on past history and on the yield curve as it stood at the end of 2002, one thing that does appear likely is that when the Fed is satisfied that the current low interest rate environment has done its job in helping the economy regain momentum, it will raise interest rates, and short-term yields will likely follow. When that might happen, and whether any further cuts will occur before then, however, is unclear.

      The fund seeks the highest current income consistent with stability of capital and liquidity.

Schwab Money Market Fund

[PHOTO OF LINDA KLINGMAN AND MIKE NEITZKE]

LINDA KLINGMAN, a vice president of the investment advisor and senior portfolio manager, has overall responsibility for the management of the fund. She joined the firm in 1990 and has nearly 16 years of experience managing money market funds.

MIKE NEITZKE, a portfolio manager, has day-to-day responsibility for management of the fund. Prior to joining the firm in March 2001, he worked for more than 15 years in the financial industry as a portfolio manager.

TICKER SYMBOL: SWMXX

MANAGERS' PERSPECTIVE

SHORT-TERM YIELDS DECLINED DURING THE REPORT PERIOD AS THE ECONOMIC RECOVERY FAILED TO PICK UP SPEED. After peaking in March, yields fell steadily through October, then declined more sharply in November with the Fed's 0.50% rate cut.

One development that affected the market was a decline in the supply of commercial paper during 2002. We trace this decline to a combination of factors associated with the soft economy. In particular, issuers reined in their short-term borrowing as they sought to cut costs and defer capital spending. This reduction in supply, in part, put downward pressure on yields.

THE FUND GENERALLY MAINTAINED A LONGER AVERAGE MATURITY THAN ITS PEERS 1 DURING 2002, WHICH CONTRIBUTED POSITIVELY TO ITS PERFORMANCE. Because the fund held a higher proportion of fixed-rate securities than the average for its peer group, and maintained a somewhat longer weighted average maturity in its portfolio, it was able to mitigate the effects on its yield as short-term rates declined. Money market investors may also take some comfort from the fact that although money market investments generally lagged bond investments during 2002, they still fared better than most categories of stocks.

1 Source: iMoney Net, Inc., First Tier Retail Category, 12/31/02.


Schwab Money Funds

PERFORMANCE AND FUND FACTS

SEVEN-DAY YIELDS 1 as of 12/31/02

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

----------------------------------------------------
SEVEN-DAY YIELD                               0.86%
----------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD                     0.86%
----------------------------------------------------

WEIGHTED AVERAGE MATURITY during the period

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[LINE CHART]

Monthly         Maturity
31-Dec-01          63
   Jan-02          57
   Feb-02          62
   Mar-02          59
   Apr-02          59
   May-02          65
   Jun-02          64
   Jul-02          63
   Aug-02          61
   Sep-02          56
   Oct-02          63
   Nov-02          61
31-Dec-02          59

PORTFOLIO COMPOSITION 2 as of 12/31/02

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.

BY SECURITY TYPE

[PIE CHART]

49.7%      COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS
36.8%      CERTIFICATES OF DEPOSIT
 5.1%      REPURCHASE AGREEMENTS
 5.1%      VARIABLE-RATE OBLIGATIONS
 2.0%      PROMISSORY NOTES
 1.3%      BANK NOTES

BY CREDIT QUALITY

[PIE CHART]

100.0%     TIER 1

1 A portion of the fund's expenses was reduced during the reporting period.
  Without this reduction, the fund's seven-day yield would have been 0.83% and the seven-day effective yield would have been 0.83%.

2 Composition of the fund's portfolio is as of 12/31/02 and is not indicative of holdings after that date.

SCHWAB MONEY MARKET FUND -- Financials

Financial tables

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. The financial tables and the financial notes have both been audited by PricewaterhouseCoopers LLP.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                                1/1/02-      1/1/01-     1/1/00-     1/1/99-     1/1/98-
                                               12/31/02     12/31/01    12/31/00    12/31/99    12/31/98
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------
Net asset value at beginning of period             1.00         1.00        1.00        1.00        1.00
                                               ----------------------------------------------------------
Income from investment operations:
  Net investment income                            0.01         0.04        0.06        0.05        0.05
                                               ----------------------------------------------------------
Less distributions:
  Dividends from net investment income            (0.01)       (0.04)      (0.06)      (0.05)      (0.05)
                                               ----------------------------------------------------------
Net asset value at end of period                   1.00         1.00        1.00        1.00        1.00
                                               ----------------------------------------------------------
Total return (%)                                   1.23         3.73        5.84        4.64        4.99

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                               0.75         0.75        0.75 1      0.75        0.75
Expense reductions reflected in above ratio        0.03         0.04        0.05        0.09        0.11
Ratio of net investment income to
  average net assets                               1.22         3.63        5.70        4.56        4.87
Net assets, end of period ($ x 1,000,000)        51,063       49,116      41,823      36,099      27,439

1 Would have been 0.76% if certain non-routine expenses (proxy fees) had been included.


See financial notes.

PORTFOLIO HOLDINGS As of December 31, 2002.

This section shows all the securities in the fund's portfolio and their market value, as of the report date. We use the symbols below to designate certain characteristics:

*  Asset-backed security

+  Credit-enhanced security

o  Illiquid restricted security

=  Delayed-delivery security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category. For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

 89.8%     FIX RATE OBLIGATIONS
           Market Value: $45,938,769
           Cost: $45,938,769

  5.1%     VARIABLE-RATE OBLIGATIONS
           Market Value: $2,628,856

  5.1%     OTHER INVESTMENTS
           Market Value: $2,614,498
           Cost: $2,614,498
------------------------------------
100.0%     TOTAL INVESTMENTS
           Market Value: $51,182,123
           Cost: $51,182,123

   ISSUER                                            FACE VALUE       MKT. VALUE
   RATE, MATURITY DATE                               ($ x 1,000)      ($ x 1,000)
   FIXED-RATE OBLIGATIONS 89.8% of investments

   COMMERCIAL PAPER & OTHER CORPORATE
   OBLIGATIONS  49.7%
   ------------------------------------------------------------------------------
   AB SPINTAB
   1.34%, 02/20/03                                        16,000           15,970
   1.33%, 03/12/03                                        85,000           84,780

   ABBEY NATIONAL NORTH AMERICA, L.L.C.
   1.78%, 01/24/03                                        18,000           17,980

   ALLIANCE & LEICESTER, PLC
   1.71%, 01/15/03                                        10,000            9,993
   1.32%, 02/10/03                                        95,000           94,861
   1.33%, 03/17/03                                        10,000            9,972

   AMERICAN EXPRESS CREDIT CORP.
   1.70%, 01/24/03                                        60,000           59,935
   1.35%, 01/28/03                                        80,000           79,919

 * AMSTEL FUNDING CORP.
   1.83%, 01/16/03                                        15,000           14,989
   1.35%, 02/14/03                                        15,000           14,975
   1.37%, 03/06/03                                       125,000          124,696
   1.37%, 03/10/03                                         7,000            6,982
   1.37%, 03/17/03                                        49,000           48,860
   1.35%, 03/19/03                                        45,000           44,870

 * AMSTERDAM FUNDING CORP.
   1.79%, 01/16/03                                       125,000          124,907
   1.37%, 01/17/03                                        40,000           39,976
   1.75%, 01/17/03                                        60,000           59,954
   1.79%, 01/30/03                                        40,000           39,943
   1.34%, 03/03/03                                        75,000           74,830
   1.34%, 03/07/03                                        23,000           22,944
   1.34%, 03/12/03                                        40,000           39,896
   1.34%, 03/24/03                                        50,000           49,847

   ANZ (DELAWARE), INC.
   1.33%, 03/18/03                                       198,000          197,446

 * APRECO, INC.
   1.36%, 01/10/03                                        50,000           49,983
   1.80%, 01/15/03                                        10,000            9,993
   1.39%, 01/29/03                                        60,000           59,935
   1.36%, 02/10/03                                        60,000           59,909
   1.35%, 02/18/03                                        10,000            9,982

 * ASSET SECURITIZATION COOPERATIVE CORP.
   1.80%, 01/09/03                                       127,000          126,949
   1.79%, 01/14/03                                        87,000           86,944
   1.34%, 01/16/03                                        85,000           84,953


See financial notes.

SCHWAB MONEY MARKET FUND -- Financials

PORTFOLIO HOLDINGS As of December 31, 2002. Continued

   ISSUER                                            FACE VALUE       MKT. VALUE
   RATE, MATURITY DATE                               ($ x 1,000)      ($ x 1,000)
   1.79%, 01/22/03                                       105,000          104,891
   1.79%, 01/23/03                                        35,000           34,962
   1.35%, 02/26/03                                        48,000           47,899
   1.35%, 03/06/03                                       100,000           99,760

*+ ATLANTIS ONE FUNDING CORP.
   1.86%, 01/10/03                                        20,515           20,506
   1.79%, 01/15/03                                       200,000          199,862
   1.79%, 01/23/03                                        50,000           49,946
   1.73%, 01/24/03                                        94,674           94,570
   1.74%, 01/30/03                                       113,000          112,843
   1.69%, 01/31/03                                       150,000          149,790
   1.35%, 02/27/03                                        50,000           49,893
   1.67%, 03/04/03                                       113,694          113,369
   1.33%, 03/12/03                                        45,000           44,884
   1.34%, 03/12/03                                        75,000           74,805
   1.33%, 03/13/03                                        30,000           29,921
   1.34%, 03/13/03                                        41,000           40,892
   1.34%, 03/21/03                                        98,000           97,712
   1.35%, 03/21/03                                        40,000           39,881
   1.34%, 03/26/03                                        50,000           49,844

   BANK OF IRELAND
   1.34%, 02/27/03                                        25,000           24,947
   1.34%, 03/05/03                                        22,750           22,697

   BANK OF NOVA SCOTIA
   1.54%, 02/06/03                                        27,000           26,959

   BARCLAYS U.S. FUNDING CORP.
   1.36%, 03/05/03                                       310,000          309,266
   1.33%, 03/19/03                                       100,000           99,716

 * BARTON CAPITAL CORP.
   1.36%, 01/03/03                                        90,485           90,478
   1.80%, 01/13/03                                        42,626           42,601
   1.80%, 01/14/03                                        53,866           53,831
   1.36%, 01/24/03                                        49,205           49,162

*+ BAVARIA TRR CORP.
   1.76%, 01/06/03                                        23,000           22,994

 * BAVARIA UNIVERSAL FUNDING CORP.
   1.76%, 01/06/03                                        25,117           25,111
   1.79%, 01/06/03                                        13,281           13,278
   1.76%, 01/10/03                                        20,115           20,106
   1.77%, 01/15/03                                        25,000           24,983
   1.84%, 01/17/03                                        11,000           10,991
   1.86%, 01/27/03                                        30,000           29,960

   BEAR STEARNS COMPANIES, INC.
   1.73%, 01/10/03                                        89,000           88,962
   1.56%, 02/07/03                                        24,000           23,962
   1.34%, 02/26/03                                       245,000          244,490
   1.33%, 03/26/03                                        49,000           48,848
   1.33%, 03/28/03                                        53,000           52,832

 * BETA FINANCE, INC.
   1.87%, 01/06/03                                         6,238            6,236
   1.77%, 01/22/03                                        88,000           87,910
   1.71%, 02/18/03                                       115,000          114,739
   2.03%, 03/21/03                                        11,000           10,952

 * BETA FINANCE, INC., 144A
   2.13%, 02/14/03                                        81,000           81,000
   1.58%, 11/20/03                                        50,000           50,000

   CBA (DELAWARE) FINANCE, INC.
   1.33%, 02/24/03                                        46,300           46,208
   1.34%, 03/05/03                                        21,800           21,749

 * CC (USA), INC.
   1.76%, 01/06/03                                        50,000           49,988
   1.74%, 01/07/03                                        61,000           60,982
   1.78%, 01/10/03                                        55,000           54,976
   1.78%, 01/15/03                                        20,000           19,986
   1.79%, 01/21/03                                        12,000           11,988
   1.80%, 02/03/03                                        20,000           19,967
   1.36%, 02/26/03                                        37,000           36,922
   1.36%, 02/28/03                                        50,000           49,891
   1.37%, 03/03/03                                        47,000           46,892

 * CC (USA), INC., 144A
   2.13%, 02/14/03                                        62,000           62,000
   2.97%, 04/16/03                                        25,000           24,999
   3.08%, 05/02/03                                        30,000           30,000

   CDC COMMERCIAL PAPER CORP.
   1.64%, 03/06/03                                        60,000           59,826
   1.64%, 03/07/03                                       100,000           99,706

   CIT GROUP, INC.
   1.73%, 02/12/03                                        47,000           46,906
   1.51%, 02/19/03                                        49,000           48,900

   CITICORP
   1.72%, 01/07/03                                       100,000           99,971
   1.72%, 01/08/03                                       100,000           99,967
   1.72%, 01/13/03                                        50,000           49,971
   1.35%, 01/14/03                                       100,000           99,951
   1.73%, 01/16/03                                        50,000           49,964
   1.34%, 01/23/03                                        75,000           74,939
   1.78%, 01/24/03                                        60,000           59,932
   1.34%, 01/28/03                                        89,000           88,911
   1.77%, 02/07/03                                        25,000           24,955
   1.35%, 02/28/03                                        48,000           47,896
   1.33%, 03/12/03                                       100,000           99,742


See financial notes.

   ISSUER                                            FACE VALUE       MKT. VALUE
   RATE, MATURITY DATE                               ($ x 1,000)      ($ x 1,000)
 * CLIPPER RECEIVABLES CORP.
   1.33%, 01/14/03                                        79,975           79,937
   1.34%, 02/25/03                                       215,000          214,560
   1.34%, 03/11/03                                       134,000          133,656
 = 1.33%, 03/28/03                                        95,000           94,705

 * CONCORD MINUTEMEN CAPITAL CO., L.L.C.
   Series A
   1.73%, 01/09/03                                       174,000          173,933
   1.81%, 01/22/03                                        30,740           30,708
   1.37%, 02/05/03                                        50,000           49,933
   1.38%, 02/10/03                                        79,000           78,879
   1.36%, 02/14/03                                        12,250           12,230
   1.38%, 02/14/03                                        60,000           59,899

 * CORPORATE ASSET FUNDING CO., INC.
   1.33%, 01/29/03                                       100,000           99,897
   1.33%, 01/30/03                                        70,000           69,925

 * DAKOTA CP NOTES OF CITIBANK CREDIT CARD ISSUANCE
   TRUST
   1.74%, 01/09/03                                        40,000           39,985
   1.54%, 01/13/03                                        25,000           24,987
   1.73%, 01/14/03                                        18,000           17,989
   1.35%, 01/22/03                                        30,000           29,976
   1.81%, 01/23/03                                        14,000           13,985
   1.34%, 01/29/03                                        55,000           54,943
   1.35%, 02/11/03                                       100,000           99,846
   1.35%, 02/12/03                                        31,000           30,951
   1.35%, 02/18/03                                        10,000            9,982
   1.35%, 02/19/03                                        24,000           23,956
   1.34%, 03/11/03                                        50,000           49,872
   1.34%, 03/19/03                                        17,000           16,951
   1.34%, 03/21/03                                        95,000           94,721

   DEN NORSKE BANK ASA
   1.33%, 02/10/03                                        35,000           34,948
   1.32%, 02/13/03                                        80,000           79,874
   1.34%, 03/05/03                                        38,000           37,911

   DANSKE CORP.
   1.71%, 01/21/03                                        89,000           88,916
   1.78%, 01/22/03                                        95,000           94,902
   1.54%, 02/06/03                                        36,000           35,945

   DEPFA BANK, PLC
   1.34%, 03/13/03                                        25,000           24,934
   1.34%, 03/18/03                                        75,000           74,789

   DEUTSCHE BANK FINANCIAL, L.L.C.
   1.53%, 02/07/03                                       640,000          639,000

 * DORADA FINANCE, INC.
   1.86%, 01/15/03                                        11,000           10,992
   1.80%, 01/21/03                                        21,800           21,778
   1.65%, 02/04/03                                        30,500           30,453
   1.36%, 02/21/03                                       100,000           99,807
   1.37%, 02/27/03                                        24,000           23,948
   2.03%, 03/21/03                                        27,000           26,881

 * DORADA FINANCE, INC., 144A
   2.13%, 02/14/03                                        53,000           53,000
   2.37%, 02/25/03                                        35,000           35,000
   3.08%, 05/02/03                                        26,000           26,000
   1.96%, 09/16/03                                        30,000           30,000

   DRESDNER U.S. FINANCE, INC.
   1.77%, 05/20/03                                        50,000           49,662

 * EDISON ASSET SECURITIZATION CORP., L.L.C.
   1.73%, 01/08/03                                       150,000          149,950
   1.79%, 01/27/03                                       180,488          180,256
   1.68%, 02/13/03                                       300,000          299,402
   1.35%, 03/11/03                                        11,229           11,200
   1.62%, 04/04/03                                       165,000          164,314
   1.64%, 04/08/03                                        10,000            9,956

*+ ENTERPRISE FUNDING CORP.
   1.54%, 02/06/03                                        35,394           35,340

 * FALCON ASSET SECURITIZATION CORP.
   1.34%, 01/10/03                                       100,000           99,966
   1.35%, 01/14/03                                        25,000           24,988
   1.36%, 01/28/03                                       100,000           99,898
   1.36%, 04/17/03                                         7,032            7,004

*+ FORRESTAL FUNDING MASTER TRUST NOTES
    Series 2000A
    1.36%, 01/28/03                                      215,000          214,781
    1.37%, 02/10/03                                      100,000           99,848

    FORTIS FUNDING, L.L.C.
    1.72%, 01/15/03                                       50,000           49,967
    1.67%, 01/31/03                                       24,000           23,967
    1.34%, 03/03/03                                       45,000           44,898
    1.33%, 03/12/03                                       27,600           27,529
    1.77%, 03/14/03                                       45,000           44,842
    1.33%, 03/17/03                                       50,000           49,861
    1.33%, 03/24/03                                       20,000           19,940
    1.60%, 04/07/03                                       28,000           27,881

  * GALAXY FUNDING, INC.
    1.78%, 01/08/03                                      110,000          109,962
    1.35%, 02/10/03                                       10,000            9,985
    1.36%, 02/11/03                                       35,000           34,946
    1.34%, 02/12/03                                       48,000           47,925
    1.37%, 02/13/03                                       20,000           19,967
    1.36%, 02/18/03                                       85,000           84,846


See financial notes.

SCHWAB MONEY MARKET FUND -- Financials

PORTFOLIO HOLDINGS As of December 31, 2002. Continued

   ISSUER                                            FACE VALUE       MKT. VALUE
   RATE, MATURITY DATE                               ($ x 1,000)      ($ x 1,000)
   1.36%, 02/19/03                                        17,000           16,969
   1.36%, 02/20/03                                       115,000          114,784
   1.35%, 02/25/03                                        17,250           17,214
   1.37%, 02/25/03                                        13,000           12,973
   1.36%, 02/26/03                                        10,000            9,979
   1.34%, 03/24/03                                        40,000           39,878

   GE CAPITAL INTERNATIONAL FUNDING, INC.
   1.75%, 01/21/03                                        23,000           22,978
   1.79%, 01/29/03                                        15,000           14,979
   1.55%, 02/07/03                                        62,000           61,902
   1.33%, 02/11/03                                        74,000           73,888
   1.33%, 02/12/03                                        56,000           55,913
   1.78%, 02/14/03                                        35,000           34,924
   1.35%, 02/27/03                                       170,000          169,637
   1.73%, 03/25/03                                       200,000          199,207
   1.33%, 03/28/03                                        19,000           18,940
   1.32%, 04/08/03                                        85,000           84,698
   1.78%, 04/14/03                                       180,000          179,094

   GE FINANCIAL ASSURANCE HOLDINGS, INC.
   1.80%, 01/27/03                                        23,000           22,970
   1.34%, 03/21/03                                        95,000           94,721

   GENERAL ELECTRIC CAPITAL CORP.
   2.32%, 02/03/03                                        49,000           48,898
   1.32%, 02/12/03                                        85,000           84,869
   2.26%, 02/14/03                                       100,000           99,729
   2.32%, 02/14/03                                        40,000           39,889
   2.29%, 02/18/03                                        40,000           39,880
   2.31%, 02/19/03                                       140,000          139,567
   2.27%, 02/24/03                                       350,000          348,829
   2.24%, 02/27/03                                       115,000          114,599
   1.33%, 03/12/03                                        27,000           26,930

   GENERAL ELECTRIC CAPITAL SERVICES
   1.73%, 01/09/03                                       180,000          179,931
   1.72%, 01/10/03                                        27,000           26,988
   1.33%, 03/21/03                                        60,000           59,825

   GENERAL ELECTRIC CO.
   1.35%, 01/14/03                                        40,000           39,980
   1.35%, 01/17/03                                       120,000          119,928

 * GIRO FUNDING U.S. CORP.
   1.78%, 01/02/03                                        45,000           44,998
   1.75%, 01/06/03                                        50,000           49,988
   1.74%, 01/09/03                                        10,000            9,996
   1.35%, 01/14/03                                        50,000           49,976
   1.38%, 01/21/03                                        20,500           20,484
   1.76%, 01/24/03                                       180,000          179,799
   1.75%, 02/05/03                                        96,000           95,838
   1.35%, 02/20/03                                        40,000           39,926
   1.34%, 03/13/03                                        50,016           49,884
   1.33%, 03/25/03                                        20,000           19,939

 * GIRO MULTI-FUNDING CORP.
   1.67%, 01/15/03                                        27,000           26,983
   1.38%, 01/31/03                                        39,095           39,050
   1.67%, 01/31/03                                        11,000           10,985
   1.36%, 02/18/03                                       100,000           99,819
   1.35%, 03/17/03                                        79,226           79,003
   1.43%, 05/15/03                                        24,148           24,020

*o GREENWICH FUNDING CORP.
   1.40%, 01/13/03                                        14,000           13,993
   1.38%, 01/16/03                                        70,000           69,960
   1.36%, 01/24/03                                        33,000           32,971
   1.34%, 02/03/03                                        93,400           93,286
   1.35%, 02/04/03                                        50,000           49,936
   1.35%, 02/05/03                                        50,000           49,934

 * GREYHAWK FUNDING, L.L.C.
   1.33%, 01/16/03                                        52,000           51,971
   1.36%, 01/17/03                                       150,000          149,909
   1.35%, 02/21/03                                       110,000          109,790
   1.36%, 02/21/03                                        10,000            9,981
   1.34%, 02/25/03                                        75,000           74,846

*+ HALOGEN CAPITAL CO., L.L.C.
   1.37%, 01/17/03                                        20,000           19,988
   1.34%, 02/05/03                                       150,379          150,183

 * HATTERAS FUNDING CORP.
   1.71%, 01/09/03                                        20,000           19,992
   1.78%, 01/13/03                                        18,000           17,989
   1.73%, 01/14/03                                        66,000           65,959
   1.74%, 01/16/03                                        26,500           26,481
   1.35%, 01/17/03                                        19,000           18,989
   1.36%, 01/17/03                                        30,000           29,982
   1.79%, 01/21/03                                        25,000           24,975
   1.37%, 02/05/03                                        38,000           37,949
   1.37%, 03/11/03                                        55,604           55,459

   HBOS TREASURY SERVICES, PLC
   1.57%, 01/31/03                                       180,000          179,765
   1.33%, 03/07/03                                        10,000            9,976
   1.34%, 03/14/03                                        13,000           12,965

   HSBC USA, INC.
   1.78%, 01/23/03                                        72,000           71,922

*+ INDEPENDENCE FUNDING, L.L.C.
   1.86%, 01/08/03                                        50,000           49,982
   1.35%, 01/14/03                                        64,000           63,969


See financial notes.

   ISSUER                                            FACE VALUE       MKT. VALUE
   RATE, MATURITY DATE                               ($ x 1,000)      ($ x 1,000)
   1.34%, 02/27/03                                        30,000           29,936
   1.36%, 03/06/03                                       103,000          102,751

   ING (U.S.) FUNDING, L.L.C.
   1.61%, 04/01/03                                       135,000          134,460

*+ INTREPID FUNDING MASTER TRUST
   1.34%, 02/24/03                                        50,000           49,899
   1.36%, 03/05/03                                        90,000           89,787

   J.P. MORGAN CHASE & Co.
   1.84%, 01/22/03                                        93,000           92,901
   1.63%, 02/07/03                                        63,000           62,895
   1.53%, 02/11/03                                       100,000           99,827
   1.53%, 02/12/03                                       185,000          184,672
   1.76%, 05/14/03                                        25,000           24,839

 * JUPITER SECURITIZATION CORP.
   1.77%, 01/06/03                                        38,330           38,321
   1.36%, 01/10/03                                       116,000          115,961
   1.36%, 01/14/03                                        14,849           14,842
   1.35%, 01/15/03                                        10,000            9,995
   1.36%, 01/17/03                                        23,000           22,986
   1.39%, 01/28/03                                        79,000           78,918
   1.80%, 01/28/03                                        96,543           96,413
   1.35%, 02/03/03                                       115,000          114,858

 * K2 (USA), L.L.C.
   1.73%, 01/13/03                                        15,000           14,991
   2.03%, 01/15/03                                        30,000           29,977
   1.81%, 01/21/03                                        20,000           19,980
   1.75%, 01/30/03                                        51,000           50,929
   1.68%, 02/03/03                                        75,000           74,885
   1.68%, 02/06/03                                        24,500           24,459
   1.34%, 02/10/03                                        36,000           35,946
   1.77%, 02/25/03                                        31,000           30,917
   1.36%, 02/27/03                                        20,000           19,957
   1.37%, 02/28/03                                        66,000           65,854

   KBC FINANCIAL PRODUCTS INTERNATIONAL, LTD.
   1.72%, 01/13/03                                       100,000           99,943

*+ KITTY HAWK FUNDING CORP.
   1.35%, 03/03/03                                        53,518           53,396
   1.77%, 03/20/03                                        65,581           65,332

   LANDESBANK SCHLESWIG-HOLSTEIN GIROZENTRALE
   1.84%, 01/16/03                                        12,000           11,991
   2.44%, 01/27/03                                        10,000            9,983
   1.34%, 02/24/03                                        30,000           29,940
   1.35%, 02/24/03                                        70,000           69,858
   2.22%, 03/10/03                                        93,000           92,617
   1.33%, 03/13/03                                       115,000          114,699

 * LEXINGTON PARKER CAPITAL CO., L.L.C.
   1.76%, 01/10/03                                        20,000           19,991
   1.83%, 01/10/03                                        38,142           38,124
   1.78%, 01/14/03                                        51,560           51,527
   1.81%, 01/17/03                                        19,000           18,985
   1.82%, 01/17/03                                        23,397           23,378
   1.82%, 01/21/03                                        40,000           39,960
   1.83%, 01/21/03                                        26,000           25,974
   1.82%, 01/27/03                                       165,000          164,784
   1.37%, 02/05/03                                        20,000           19,973
   1.74%, 03/03/03                                        31,817           31,724
   1.66%, 04/01/03                                        25,231           25,127

 * LINKS FINANCE, L.L.C.
   1.85%, 01/21/03                                        45,000           44,954
   1.80%, 01/22/03                                        15,000           14,984
   1.35%, 02/25/03                                        28,000           27,942
   1.35%, 03/11/03                                        30,000           29,922

   MERRILL LYNCH & Co., Inc.
   1.65%, 03/21/03                                        69,000           68,752

 * MONT BLANC CAPITAL CORP.
   1.39%, 01/07/03                                         8,988            8,986
   1.80%, 01/22/03                                        40,000           39,958
   1.36%, 02/20/03                                        70,000           69,868
   1.35%, 02/24/03                                        70,000           69,858
   1.36%, 03/04/03                                        16,000           15,963
   1.36%, 03/06/03                                        27,000           26,935
   1.36%, 03/18/03                                        20,000           19,943

   MORGAN STANLEY
   1.78%, 01/24/03                                        25,000           24,972
   1.34%, 02/13/03                                        50,000           49,920
   1.34%, 02/26/03                                        45,000           44,906
   1.33%, 03/14/03                                       358,000          357,051
   1.33%, 03/20/03                                       245,000          244,297
   1.33%, 03/26/03                                       150,000          149,534
   1.33%, 03/27/03                                        42,000           41,868
   1.35%, 04/16/03                                       210,000          209,176

 * NEWCASTLE CERTIFICATES PROGRAM
   Series 2000A
   1.73%, 01/08/03                                        22,180           22,173
   1.35%, 02/11/03                                        18,000           17,972
   1.36%, 02/11/03                                       103,157          102,997
   1.35%, 02/12/03                                        75,000           74,882
   1.35%, 02/13/03                                        12,200           12,180
   1.36%, 02/21/03                                       122,000          121,765

 * PREFERRED RECEIVABLES FUNDING CORP.
   1.36%, 01/07/03                                        50,000           49,989


See financial notes.

SCHWAB MONEY MARKET FUND -- Financials

PORTFOLIO HOLDINGS As of December 31, 2002. Continued

   ISSUER                                            FACE VALUE       MKT. VALUE
   RATE, MATURITY DATE                               ($ x 1,000)      ($ x 1,000)
 * QUINCY CAPITAL CORP.
   1.36%, 01/16/03                                       33,161            33,142
   1.34%, 02/03/03                                       29,066            29,030
   1.34%, 03/17/03                                        9,159             9,133

 * RECEIVABLES CAPITAL CORP.
   1.35%, 01/23/03                                       12,342            12,332

   SALOMON SMITH BARNEY HOLDINGS, INC.
   1.33%, 01/17/03                                      100,000            99,941
   1.79%, 01/28/03                                       20,000            19,973
   1.32%, 02/13/03                                      100,000            99,842
   1.34%, 02/25/03                                       82,000            81,833
   1.34%, 03/07/03                                       36,000            35,913
   1.78%, 03/10/03                                       73,000            72,757
   1.33%, 03/12/03                                       70,000            69,819
   1.33%, 03/14/03                                       54,000            53,856

   SAN PAOLO IMI U.S. FINANCIAL CO.
   1.34%, 01/23/03                                      190,000           189,845
   1.35%, 01/29/03                                       50,000            49,947
   1.35%, 01/29/03                                       50,000            49,947
   1.32%, 03/11/03                                       55,000            54,861
   1.33%, 03/12/03                                       35,000            34,909

 * SIGMA FINANCE, INC.
   1.86%, 01/13/03                                       22,000            21,986
   1.90%, 01/13/03                                       15,000            14,991
   1.35%, 01/31/03                                       50,000            49,944
   1.35%, 02/27/03                                       49,000            48,895
   1.35%, 03/04/03                                       35,000            34,919
   1.35%, 03/05/03                                       35,000            34,917
   1.80%, 04/07/03                                       20,000            19,905
   1.62%, 04/08/03                                       10,000             9,957
   1.66%, 04/14/03                                      131,000           130,382
   1.69%, 04/14/03                                       20,000            19,904
   1.36%, 06/03/03                                       14,115            14,034

 * SIGMA FINANCE, INC., 144A
   2.24%, 01/27/03                                        5,000             4,999
   2.34%, 02/11/03                                       50,000            50,000
   2.07%, 02/28/03                                       50,000            50,035

   SOCIETE GENERALE, N.A., INC.
   1.53%, 01/08/03                                      210,000           209,938
   1.34%, 02/20/03                                      245,000           244,544

   STADSHYPOTEK DELAWARE, INC.
   1.35%, 01/22/03                                       10,000             9,992
   1.37%, 02/13/03                                       25,000            24,959
   1.34%, 02/21/03                                      108,000           107,795

 * STELLAR FUNDING GROUP, INC.
   1.86%, 01/08/03                                        9,187             9,184
   1.64%, 01/13/03                                       12,824            12,817
   1.66%, 01/21/03                                       16,988            16,972
   1.65%, 01/29/03                                       11,456            11,441
   1.65%, 01/31/03                                       10,268            10,254
   1.76%, 02/07/03                                        8,045             8,031
   1.36%, 02/18/03                                        8,572             8,556
   1.36%, 03/03/03                                       12,815            12,785
   1.66%, 03/31/03                                       14,947            14,886

   SVENSKA HANDELSBANKEN INC.
   1.34%, 04/10/03                                       11,483            11,441

*+ TRIPLE-A ONE FUNDING CORP.
   1.36%, 01/10/03                                       30,087            30,077
   1.36%, 01/24/03                                       50,000            49,956
   1.35%, 02/03/03                                       34,758            34,715
   1.35%, 02/12/03                                       13,093            13,072
   1.34%, 03/26/03                                       13,178            13,137

*+ TULIP FUNDING CORP.
   1.69%, 02/03/03                                       17,119            17,093

   UBS FINANCE (DELAWARE), INC.
   1.33%, 03/13/03                                      435,000           433,863
   1.33%, 03/17/03                                       50,000            49,862

 * VARIABLE FUNDING CAPITAL CORP.
   1.78%, 01/07/03                                      223,000           222,934
   1.73%, 01/08/03                                      100,000            99,967
   1.73%, 01/09/03                                       50,000            49,981
   1.77%, 01/16/03                                       60,783            60,738
   1.79%, 01/23/03                                      100,000            99,891
   1.71%, 01/27/03                                       50,000            49,939

   VEHICLE SERVICES CORP. OF AMERICA
   1.38%, 04/15/03                                       11,000            10,956

   WESTPAC TRUST SECURITIES NZ, LTD.
   1.34%, 02/13/03                                       50,000            49,920

 * WINDMILL FUNDING CORP.
   1.80%, 01/09/03                                       28,000            27,989
   1.79%, 01/16/03                                      189,000           188,860
   1.79%, 01/30/03                                      100,000            99,857
   1.34%, 03/04/03                                       25,000            24,942
   1.34%, 03/05/03                                       25,000            24,941

   WYETH
   1.75%, 02/03/03                                       50,000            49,920
   1.75%, 02/04/03                                       22,000            21,964
   1.75%, 02/10/03                                       80,000            79,844
   1.75%, 02/11/03                                       50,000            49,900
                                                                       ----------
                                                                       25,397,414


See financial notes.

   ISSUER                                            FACE VALUE       MKT. VALUE
   RATE, MATURITY DATE                               ($ x 1,000)      ($ x 1,000)

   CERTIFICATES OF DEPOSIT 36.8%
   ------------------------------------------------------------------------------

   ABN AMRO Bank, NV
   1.78%, 01/21/03                                       100,000          100,000
   2.51%, 04/02/03                                        48,000           48,000
   2.80%, 04/09/03                                        49,000           48,999
   2.95%, 04/17/03                                        74,000           73,996

   ABBEY NATIONAL TREASURY SERVICES, PLC
   1.72%, 01/13/03                                        88,000           88,000
   1.71%, 01/15/03                                       250,000          250,000
   1.77%, 01/15/03                                        81,000           80,998
   1.77%, 01/23/03                                        76,000           76,000
   1.33%, 02/20/03                                       244,000          244,000
   1.33%, 03/18/03                                       105,000          105,000

   BANK OF MONTREAL
   1.33%, 03/21/03                                        85,000           85,000

   BANK OF NOVA SCOTIA
   1.55%, 02/03/03                                        50,000           50,000
   1.34%, 02/26/03                                       270,000          270,000
   1.35%, 03/10/03                                        12,000           12,000
   1.33%, 03/25/03                                       150,000          150,000

   BARCLAYS BANK, PLC
   1.70%, 01/07/03                                        69,000           69,000
   1.34%, 01/13/03                                       200,000          200,000
   1.35%, 01/13/03                                        75,000           74,999
   1.35%, 01/21/03                                        40,000           40,000
   1.33%, 03/03/03                                       231,000          231,008
   1.65%, 03/03/03                                        92,000           92,014
   1.30%, 05/02/03                                       141,000          141,000
   1.60%, 11/25/03                                       120,000          120,005

   BAYERISCHE HYPO-UND VEREINSBANK, AG
   1.73%, 01/10/03                                        30,000           30,000
   1.84%, 01/17/03                                        90,000           90,000
   1.40%, 03/13/03                                        34,000           34,000
   1.78%, 04/16/03                                        60,000           60,000

   BAYERISCHE LANDESBANK GIROZENTRALE
   1.62%, 01/21/03                                        37,000           37,003
   1.33%, 04/16/03                                       150,000          150,000

   BNP PARIBAS
   1.54%, 02/04/03                                       250,000          250,000
   1.55%, 02/04/03                                       100,000          100,000
   1.54%, 02/05/03                                       200,000          200,000
   1.55%, 02/05/03                                       123,000          123,000
   1.54%, 02/06/03                                       360,000          360,000
   1.55%, 02/06/03                                       100,000          100,000
   1.65%, 03/10/03                                       270,000          270,000
   2.04%, 03/27/03                                        40,000           40,000
   1.74%, 04/17/03                                       245,000          245,000
   1.80%, 06/17/03                                        90,000           90,251

   CANADIAN IMPERIAL BANK OF COMMERCE
   1.33%, 02/14/03                                       136,000          136,000
   1.34%, 02/19/03                                       150,000          150,000
   1.35%, 02/27/03                                       150,000          150,000
   1.33%, 03/10/03                                        10,000           10,000
   1.34%, 03/10/03                                       160,000          160,000

   CHASE MANHATTAN BANK USA, N.A.
   1.78%, 01/22/03                                       115,000          115,000
   1.77%, 01/23/03                                        63,000           63,000
   1.79%, 01/24/03                                        75,000           75,000
   1.62%, 02/07/03                                        30,000           30,000
   1.32%, 02/10/03                                       200,000          200,000
   1.60%, 04/03/03                                       190,000          190,000

   CITIBANK, N.A.
   1.77%, 01/22/03                                        40,000           40,000
   1.78%, 01/22/03                                        70,000           70,000
   1.35%, 03/04/03                                       500,000          500,000
   1.33%, 03/12/03                                        50,000           50,000
   1.33%, 03/19/03                                       300,000          300,000

   COMMONWEALTH BANK OF AUSTRALIA
   1.33%, 03/18/03                                        95,000           95,000

   CREDIT AGRICOLE INDOSUEZ
   1.78%, 01/21/03                                        20,000           20,000
   1.77%, 02/10/03                                        25,000           25,014
   1.33%, 02/18/03                                       100,000          100,000

   CREDIT LYONNAIS S.A.
   1.37%, 03/06/03                                       200,000          200,000

   DEUTSCHE BANK, AG
   1.53%, 02/04/03                                       300,000          300,000
   1.32%, 02/11/03                                       130,000          130,000
   2.34%, 03/07/03                                       239,000          238,998
   2.38%, 03/10/03                                        80,000           79,998
   2.39%, 03/14/03                                       200,000          199,996
   1.85%, 10/15/03                                       150,000          149,988

   DEXIA BANK BELGIUM
   1.62%, 01/27/03                                        93,000           93,010
   2.30%, 02/21/03                                        41,000           41,000
   1.33%, 03/06/03                                        74,000           74,001
   1.33%, 03/24/03                                        10,000           10,000
   2.51%, 04/02/03                                        93,000           92,999
   2.96%, 04/04/03                                        73,000           72,991
   2.41%, 07/18/03                                       133,000          132,986


See financial notes.

SCHWAB MONEY MARKET FUND -- Financials

PORTFOLIO HOLDINGS As of December 31, 2002. Continued

   ISSUER                                            FACE VALUE       MKT. VALUE
   RATE, MATURITY DATE                               ($ x 1,000)      ($ x 1,000)
   DRESDNER BANK, AG
   1.73%, 01/30/03                                       164,000          164,000
   1.33%, 02/19/03                                        38,000           38,000
   1.35%, 02/21/03                                       115,000          115,000
   1.68%, 04/11/03                                       100,000          100,000
   1.35%, 05/12/03                                       100,000          100,000
   1.75%, 05/16/03                                        46,000           46,000

   FIRST TENNESSEE BANK, N.A.
   1.33%, 03/18/03                                        80,000           80,000
   1.33%, 03/20/03                                        20,000           20,000

   HBOS TREASURY SERVICES, PLC
   1.70%, 01/29/03                                        55,000           55,000
   1.55%, 02/06/03                                       150,000          150,000
   1.34%, 02/18/03                                        33,000           33,000
   1.36%, 03/10/03                                        68,000           68,000
   1.34%, 03/31/03                                        50,000           50,000

   HSBC BANK USA
   1.55%, 02/28/03                                        48,000           48,018
   1.33%, 03/19/03                                       100,000          100,000

   ING BANK, NV
   1.72%, 01/09/03                                        86,000           86,000
   1.77%, 01/16/03                                        38,000           38,000
   1.84%, 01/21/03                                       166,000          166,000
   1.77%, 01/23/03                                        40,000           40,000
   1.75%, 01/31/03                                       227,000          227,000
   1.36%, 02/24/03                                        60,000           60,000
   1.74%, 04/17/03                                       340,000          340,000

   J.P. MORGAN CHASE BANK
   1.60%, 04/01/03                                       113,000          113,000

   LANDESBANK BADEN WURTTEMBERG
   1.52%, 02/10/03                                        37,000           37,000
   1.33%, 02/12/03                                        74,000           74,000
   1.33%, 02/25/03                                       100,000          100,001
   1.35%, 02/25/03                                        48,000           48,000

   LANDESBANK HESSEN-THURINGEN GIROZENTRALE
   1.62%, 01/30/03                                       158,000          158,011
   2.01%, 04/09/03                                       100,000          100,000
   1.40%, 07/09/03                                        45,000           45,000

   LLOYDS TSB BANK, PLC
   1.32%, 03/27/03                                        92,000           92,000
   1.33%, 03/27/03                                       100,000          100,000
   2.53%, 04/02/03                                        50,000           49,999
   1.63%, 04/03/03                                        50,000           49,996
   1.76%, 05/16/03                                        25,000           25,077
   1.75%, 05/19/03                                       200,000          200,000
   1.75%, 05/23/03                                       100,000          100,000

   NATEXIS BANQUES POPULAIRES
   1.34%, 02/19/03                                       150,000          150,000

   NATIONAL AUSTRALIA BANK, LTD.
   1.60%, 04/07/03                                       156,000          156,000
   1.63%, 04/08/03                                       100,000          100,000

   NATIONAL BANK OF CANADA
   1.33%, 02/12/03                                        35,000           35,000
   1.33%, 02/13/03                                        25,000           25,000

   NORDDEUTSCHE LANDESBANK GIROZENTRALE
   1.63%, 01/30/03                                        25,000           25,000
   1.63%, 02/03/03                                        30,000           30,000
   1.50%, 03/07/03                                        65,000           65,000
   1.33%, 03/27/03                                        75,000           75,000
   1.33%, 03/28/03                                        90,000           90,000
   1.68%, 04/15/03                                        50,000           50,000
   1.57%, 11/07/03                                        75,000           74,994
   1.49%, 12/29/03                                        48,000           48,000

   NORDEA BANK FINLAND, PLC
   1.77%, 03/17/03                                        55,000           54,999
   1.34%, 03/31/03                                       100,000          100,001
   1.65%, 04/08/03                                        50,000           50,000

   RABOBANK NEDERLAND, NV
   2.36%, 01/03/03                                       100,000          100,000
   1.96%, 01/14/03                                        45,000           45,006
   2.47%, 02/28/03                                        42,000           42,000
   2.49%, 02/28/03                                        87,000           86,999
   2.98%, 04/04/03                                        47,000           46,994

   ROYAL BANK OF CANADA
   2.30%, 02/21/03                                        40,000           40,000
   2.38%, 03/07/03                                        52,000           52,000
   2.38%, 03/26/03                                        97,000           96,999
   1.61%, 11/25/03                                       120,000          119,995

   ROYAL BANK OF SCOTLAND, PLC
   1.34%, 03/31/03                                       250,000          250,000
   1.85%, 10/20/03                                       160,000          159,987

   SAN PAOLO IMI SPA
   1.34%, 03/06/03                                        45,000           45,000
   1.34%, 06/27/03                                        50,000           50,000

   SOCIETE GENERALE
   1.84%, 01/13/03                                        51,000           51,001
   1.34%, 03/20/03                                       282,000          282,000
   2.04%, 03/27/03                                         4,000            4,000
   2.05%, 03/31/03                                       140,000          140,000
   2.01%, 04/09/03                                       183,000          183,000

   SOUTHTRUST BANK
   1.35%, 06/06/03                                        23,000           23,000


See financial notes.

   ISSUER                                            FACE VALUE       MKT. VALUE
   RATE, MATURITY DATE                               ($ x 1,000)      ($ x 1,000)
   STATE STREET BANK & TRUST CO., N.A.
   1.72%, 01/24/03                                        80,000           80,000

   SVENSKA HANDELSBANKEN, AB
   1.75%, 01/06/03                                       100,000          100,000
   1.66%, 03/19/03                                       140,000          140,003
   1.65%, 04/15/03                                        10,000           10,000

   TORONTO DOMINION BANK
   2.47%, 01/06/03                                        46,000           46,000
   1.33%, 02/14/03                                        25,000           25,032
   2.61%, 04/04/03                                        10,000           10,000
   2.95%, 04/16/03                                        95,000           94,996
   3.07%, 05/02/03                                       100,000           99,997
   1.35%, 06/24/03                                       235,000          235,000

   UBS, AG
   2.43%, 01/06/03                                        50,000           50,000
   2.44%, 01/06/03                                        47,000           47,000
   2.24%, 02/04/03                                        97,000           97,019
   2.30%, 02/21/03                                        75,000           75,001
   2.27%, 02/28/03                                       147,000          146,993
   1.59%, 12/16/03                                       128,000          128,000

   UNICREDITO ITALIANO SPA
   1.75%, 01/06/03                                       281,000          281,000
   1.75%, 01/07/03                                       274,000          274,000
   1.72%, 01/15/03                                        15,000           15,000
   1.61%, 02/04/03                                        22,000           22,000
   1.35%, 03/11/03                                        50,000           50,000
   1.35%, 03/12/03                                        75,000           75,000

   WELLS FARGO BANK, N.A.
   1.65%, 01/02/03                                       100,000          100,000
   1.64%, 01/10/03                                       100,000          100,000
   1.62%, 01/29/03                                       150,000          150,000
   1.60%, 01/31/03                                        80,000           80,000
   1.54%, 02/03/03                                       150,000          150,000

   WESTLB AG
   1.60%, 04/03/03                                        50,000           50,000
   1.60%, 04/07/03                                       190,000          190,000
   1.65%, 04/10/03                                       100,000          100,000
   1.76%, 05/20/03                                        25,000           25,000
   1.77%, 09/08/03                                        70,000           69,986
   1.93%, 09/18/03                                       140,000          140,000
   1.84%, 10/15/03                                        74,000           73,994

   WILMINGTON TRUST CO.
   1.75%, 02/06/03                                        25,000           25,000
                                                                       ----------
                                                                       18,843,352

   PROMISSORY NOTES 2.0%
   ------------------------------------------------------------------------------

 o THE GOLDMAN SACHS GROUP, INC.
   1.86%, 01/27/03                                       143,000          143,000
   1.75%, 02/04/03                                        10,000           10,000
   1.87%, 02/05/03                                        45,000           45,000
   1.84%, 03/18/03                                       263,000          263,000
   1.75%, 04/10/03                                        73,000           73,000
   1.83%, 04/22/03                                         9,000            9,000
   1.48%, 05/30/03                                        50,000           50,000
   1.50%, 06/02/03                                       180,000          180,000
   1.45%, 06/10/03                                       153,000          153,000
   1.45%, 06/17/03                                        50,000           50,000
   1.45%, 06/18/03                                        25,000           25,000
   1.40%, 07/01/03                                        32,000           32,000
                                                                       ----------
                                                                        1,033,000

   BANK NOTES 1.3%
   ------------------------------------------------------------------------------

   BANK ONE, N.A.
   1.65%, 03/19/03                                        25,000           25,003
   1.54%, 04/30/03                                       200,000          200,000

   BANK OF AMERICA, N.A.
   2.50%, 05/02/03                                       190,000          190,000
   2.50%, 05/06/03                                       250,000          250,000
                                                                       ----------
                                                                          665,003

   VARIABLE-RATE OBLIGATIONS 5.1% of investments

 + 6700 CHERRY AVENUE PARTNERS
   Demand Bond Series 1993
   1.60%, 01/07/03                                         9,300            9,300

   ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPS.,
   CALIFORNIA
   RB (Public Poll Institution)
   Series 2000B
   1.65%, 01/07/03                                        17,905           17,905

 * ASSET SECURITIZATION COOPERATIVE CORP., 144A
   1.38%, 01/22/03                                       273,000          273,000

 + CFM INTERNATIONAL, INC. 144A
   1.50%, 01/07/03                                        29,045           29,045

 + CITY OF SANTA ROSA
   VRD Wastewater Series 2001A
   1.65%, 01/07/03                                        15,050           15,050


See financial notes.

SCHWAB MONEY MARKET FUND -- Financials

PORTFOLIO HOLDINGS As of December 31, 2002. Continued

   ISSUER                                            FACE VALUE       MKT. VALUE
   RATE, MATURITY DATE                               ($ x 1,000)      ($ x 1,000)
 o GE LIFE & ANNUITY ASSURANCE CO., 144A
   1.49%, 01/30/03                                       150,000          150,000
   1.79%, 02/03/03                                        50,000           50,000

   GENERAL ELECTRIC CAPITAL CORP.
   1.46%, 01/09/03                                       175,000          175,000
   1.45%, 01/17/03                                        75,000           75,000

 + LOANSTAR ASSETS PARTNERS II, L.P., 144A
   1.50%, 01/07/03                                        45,000           45,000

 + LOWNDES CORP., GEORGIA
   Taxable Demand Bond, 144A
   Series 1997
   1.47%, 01/07/03                                         5,650            5,650

 + MERLOT TRUST
   Series 2000B, 144A
   1.57%, 01/07/03                                        32,630           32,630
   Series 2001A, 144A
   1.57%, 01/07/03                                        35,065           35,065
   Series 2001A7, 144A
   1.57%, 01/07/03                                        15,470           15,470

 o METROPOLITAN LIFE INSURANCE CO, 144A
   1.44%, 01/30/03                                        50,000           50,000

 o MONUMENTAL LIFE INSURANCE CO., 144A
   1.55%, 01/02/03                                       100,000          100,000

   MORGAN STANLEY
   1.52%, 01/15/03                                        50,000           50,000

 + NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
   Adjustable Rate Lease Revenue
   Taxable Bonds (Barnes & Noble,
   Inc. Distribution & Freight
   Consolidation Center Project)
   Series 1995A
   1.39%, 01/07/03                                        15,930           15,930
   Adjustable Rate Lease Revenue
   Taxable Bonds (Barnes & Noble,
   Inc. Distribution & Freight
   Consolidation Center Project)
   Series 1995B
   1.39%, 01/07/03                                        10,000           10,000
   Adjustable Rate Lease Revenue
   Taxable Bonds (Camden Center Project)
   Series 2002A
   1.39%, 01/07/03                                        23,000           23,000
   Adjustable Rate Lease Revenue
   Taxable Bonds (Camden Center Project)
   Series 2002B
   1.39%, 01/07/03                                        20,000           20,000

 o PACIFIC LIFE INSURANCE CO., 144A
   1.43%, 01/01/03                                       100,000          100,000

   SALOMON SMITH BARNEY HOLDINGS, INC.
   1.39%, 01/16/03                                       200,000          200,000
   1.62%, 02/05/03                                       200,000          200,000
   1.36%, 02/10/03                                        85,000           85,000

   SIGMA FINANCE, INC., 144A
   1.40%, 01/02/03                                        65,000           64,997
   1.41%, 01/02/03                                        60,000           59,996
   1.42%, 01/02/03                                       200,000          199,983
   1.41%, 01/07/03                                       125,000          124,989
   1.39%, 01/15/03                                        20,000           20,000
   1.39%, 01/21/03                                        50,000           49,996
   1.40%, 01/23/03                                        90,000           89,993
   1.59%, 02/06/03                                        50,000           49,997

 + SISTERS OF MERCY OF THE AMERICAS REGIONAL
   COMMUNITY OF OMAHA, NEBRASKA
   Series 2001
   1.42%, 01/07/03                                        11,860           11,860

 o TRAVELERS INSURANCE CO., 144A
   1.72%, 02/01/03                                       100,000          100,000

   WELLS FARGO & Co.
   1.42%, 01/02/03                                        75,000           75,000
                                                                       ----------
                                                                        2,628,856

                                                   MATURITY VALUE     MKT. VALUE
SECURITY                                            ($ x 1,000)       ($ x 1,000)
OTHER INVESTMENTS 5.1% of investments

REPURCHASE AGREEMENTS 5.1%
---------------------------------------------------------------------------------

BEAR STEARNS COMPANIES, INC.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities
1.28%, issued 12/31/02,
 due 01/02/03                                            600,043          600,000

CREDIT SUISSE FIRST BOSTON CORP.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities
1.28%, issued 12/31/02,
 due 01/02/03                                            712,549          712,498


See financial notes.

                                                   MATURITY VALUE     MKT. VALUE
SECURITY                                            ($ x 1,000)       ($ x 1,000)
SALOMON SMITH BARNEY, INC.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities
1.28%, issued 12/31/02,
 due 01/02/03                                            427,030          427,000

UBS PAINEWEBBER, INC.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities
1.28%, issued 12/31/02,
 due 01/02/03                                            875,062          875,000
                                                                       ----------
                                                                        2,614,498

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

Statement of
ASSETS AND LIABILITIES
As of December 31, 2002. All numbers x 1,000 except NAV.

ASSETS
------------------------------------------------------------------------------
Investments, at market value                                       $51,182,123 a
Interest receivable                                                    121,911
Prepaid expenses                                               +           920
                                                               ---------------
TOTAL ASSETS                                                        51,304,954

LIABILITIES
------------------------------------------------------------------------------
Payables:
   Dividends to shareholders                                             1,186
   Investments bought                                                  235,705
   Investment adviser and administrator fees                             1,150
   Transfer agent and shareholder service fees                           1,891
Accrued expenses                                               +         1,639
                                                               ---------------
TOTAL LIABILITIES                                                      241,571

NET ASSETS
------------------------------------------------------------------------------
TOTAL ASSETS                                                        51,304,954
TOTAL LIABILITIES                                              -       241,571
                                                               ---------------
NET ASSETS                                                         $51,063,383

NET ASSETS BY SOURCE

Capital received from investors                                     51,063,459
Net realized capital losses                                                (76)

NET ASSET VALUE (NAV)

                       SHARES
NET ASSETS       /     OUTSTANDING    =    NAV
$51,063,383            51,063,991          $1.00

a Includes illiquid restricted securities worth $1,893,080, or 3.70% of the fund's investments. The fund's amortized cost for these securities was $51,182,123.

FEDERAL TAX DATA

COST BASIS OF PORTFOLIO     $51,182,123

UNUSED CAPITAL LOSSES:
Expires 12/31 of:          Loss amount:
  2003                              $27
  2007                     +         49
                           ------------
                                    $76


See financial notes.

Statement of
OPERATIONS
For January 1, 2002 through December 31, 2002. All numbers x 1,000.

INVESTMENT INCOME
------------------------------------------------------------------------------
Interest                                                           $   990,369

EXPENSES
------------------------------------------------------------------------------
Investment adviser and administrator fees                              154,898 a
Transfer agent and shareholder service fees                            225,996 b
Trustees' fees                                                             156 c
Custodian and portfolio accounting fees                                  3,689
Professional fees                                                          146
Registration fees                                                          177
Shareholder reports                                                      7,119
Other expenses                                                 +           288
                                                               ---------------
Total expenses                                                         392,469
Expense reduction                                              -        15,808 d
                                                               ---------------
NET EXPENSES                                                           376,661

INCREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                990,369
NET EXPENSES                                                   -       376,661
                                                               ---------------
NET INVESTMENT INCOME                                                  613,708
                                                               ---------------
INCREASE IN NET ASSETS FROM OPERATIONS                             $   613,708

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c For the fund's independent trustees only.

d The investment adviser (CSIM), the transfer agent and shareholder service agent (Schwab) voluntarily limited the operating expenses of this fund to 0.75% of average daily net assets through December 31, 2002. This limit did not include interest, taxes and certain non-routine expenses.


See financial notes.                                                          19

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
------------------------------------------------------------------------------
                                            1/1/02-12/31/02    1/1/01-12/31/01
Net investment income                           $   613,708        $ 1,680,000
Net realized gains                          +            --                 31
                                            ----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS              613,708          1,680,031

DISTRIBUTIONS PAID
------------------------------------------------------------------------------
Dividends from net investment income                613,708          1,680,000 a

TRANSACTIONS IN FUND SHARES b
------------------------------------------------------------------------------
Shares sold                                     137,199,724        141,136,281
Shares reinvested                                   604,716          1,653,875
Shares redeemed                             +  (135,856,854)      (135,497,141)
                                            ----------------------------------
NET INCREASE                                      1,947,586          7,293,015

NET ASSETS
------------------------------------------------------------------------------
Beginning of period                              49,115,797         41,822,751
Total increase                              +     1,947,586          7,293,046 c
                                            ----------------------------------
END OF PERIOD                                   $51,063,383        $49,115,797

a The tax-basis components of distributions paid for the current period are:

  Ordinary income           $ 613,708
  Long-term capital gains   $      --

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


See financial notes.

       The fund seeks the highest current income consistent with stability of capital and liquidity.

Schwab Government Money Fund

[PHOTO OF KAREN WIGGAN]

KAREN WIGGAN, a portfolio manager, has been responsible for day-to-day management of the fund since 1999. She joined the firm in 1987 and has been working in fixed-income portfolio management for eight years.

TICKER SYMBOL: SWGXX

MANAGER'S PERSPECTIVE

DURING A YEAR OF FALLING SHORT-TERM YIELDS, WE GENERALLY KEPT THE FUND'S AVERAGE MATURITY LONGER THAN THAT OF ITS PEER GROUP 1, WHICH HELPED THE FUND PERFORM WELL RELATIVE TO THAT GROUP. As the market's perceptions of the economy shifted back and forth from positive to negative--which happened many times during the year--we saw corresponding changes in the yields of shorter and longer maturity money market instruments. In the first few months of 2002, as some economic indicators began pointing to an upturn in the economy, the longer maturity end of the scale offered the most attractive yields. We took advantage of this opportunity to add these attractive yields to the fund, in the process lengthening the portfolio's weighted average maturity. We continued to invest to some extent in longer securities even during those times when they offered about the same yields as shorter securities, seeking to lock in yields in case near-term yields fell further.

When the economic outlook turned negative later in the year and rates did indeed fall, our strategy of locking in longer-term yields offered a degree of protection against the decline. As a result, the fund's overall return for the year was somewhat higher than the average for its peer group.

AS YIELDS ACROSS MONEY MARKET SECURITIES CONVERGED, INVESTOR DEMAND FOR GOVERNMENT SECURITIES INCREASED. At the same time, government agencies were finding alternative funding sources, and, therefore, issued fewer short-term securities than they did in 2001. The combination of unusually high demand for these securities and unusually low supply was an additional factor in pushing their prices up and their yields down.

1 Source: iMoney Net, Inc., Government and Agencies Retail Category, 12/31/02.

SCHWAB GOVERNMENT MONEY FUND

PERFORMANCE AND FUND FACTS

SEVEN-DAY YIELDS 1 as of 12/31/02

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

---------------------------------------
SEVEN-DAY YIELD                  0.76%
---------------------------------------
SEVEN-DAY EFFECTIVE YIELD        0.76%
---------------------------------------

WEIGHTED AVERAGE MATURITY during the period

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[LINE GRAPH]

Monthly              Maturity
31-Dec-01               56
   Jan-02               56
   Feb-02               51
   Mar-02               56
   Apr-02               58
   May-02               57
   Jun-02               59
   Jul-02               54
   Aug-02               58
   Sep-02               53
   Oct-02               54
   Nov-02               55
31-Dec-02               57

PORTFOLIO COMPOSITION 2 as of 12/31/02

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.

BY SECURITY TYPE

[PIE CHART]

 54.3%       U.S. GOVERNMENT AGENCY DISCOUNT NOTES
 39.9%       REPURCHASE AGREEMENTS
  5.8%       U.S. GOVERNMENT AGENCY COUPON NOTES

BY CREDIT QUALITY

[PIE CHART]

100.0%       TIER 1

1 A portion of the fund's expenses was reduced during the reporting period.
  Without this reduction, the fund's seven-day yield would have been 0.68% and the seven-day effective yield would have been 0.68%.

2 Composition of the fund's portfolio is as of 12/31/02 and is not indicative of holdings after that date.


Schwab Money Funds

SCHWAB GOVERNMENT MONEY FUND -- Financials

Financial tables

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. The financial tables and the financial notes have both been audited by PricewaterhouseCoopers LLP.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                              1/1/02-        1/1/01-       1/1/00-      1/1/99-      1/1/98-
                                             12/31/02       12/31/01      12/31/00     12/31/99     12/31/98
-------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period           1.00           1.00          1.00         1.00         1.00
                                             ----------------------------------------------------------------
Income from investment operations:
   Net investment income                         0.01           0.04          0.06         0.04         0.05
                                             ----------------------------------------------------------------
Less distributions:
   Dividends from net investment income         (0.01)         (0.04)        (0.06)       (0.04)       (0.05)
                                             ----------------------------------------------------------------
Net asset value at end of period                 1.00           1.00          1.00         1.00         1.00
                                             ----------------------------------------------------------------
Total return (%)                                 1.20           3.63          5.69         4.50         4.88

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
   average net assets                            0.75           0.75          0.75 1       0.75         0.75

Expense reductions reflected in above ratio      0.08           0.09          0.09         0.10         0.17

Ratio of net investment income to
   average net assets                            1.19           3.52          5.54         4.42         4.76

Net assets, end of period ($ x 1,000,000)       3,092          3,054         2,509        2,545        2,207

1 Would have been 0.76% if certain non-routine expenses (proxy fees) had been included.


See financial notes.

SCHWAB GOVERNMENT MONEY FUND -- Financials

PORTFOLIO HOLDINGS As of December 31, 2002.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

 60.1%     U.S. GOVERNMENT SECURITIES
           Market Value: $1,855,959
           Cost: $1,855,959

 39.9%     OTHER INVESTMENTS
           Market Value: $1,233,315
           Cost: $1,233,315
-------------------------------------
100.0%     TOTAL INVESTMENTS
           Market Value: $3,089,274
           Cost: $3,089,274

ISSUER                                       FACE VALUE        MKT. VALUE
RATE, MATURITY DATE                          ($ x 1,000)       ($ x 1,000)

U.S. GOVERNMENT SECURITIES
60.1% of investments

DISCOUNT NOTES  54.3%
--------------------------------------------------------------------------

FANNIE MAE
1.69%, 01/08/03                                   10,000             9,997
1.71%, 01/08/03                                   12,000            11,996
1.27%, 01/15/03                                   20,000            19,990
1.28%, 01/15/03                                   17,600            17,591
1.58%, 01/15/03                                   30,000            29,982
1.66%, 01/15/03                                   20,000            19,987
1.75%, 01/15/03                                    5,000             4,997
1.27%, 01/21/03                                   25,000            24,982
1.27%, 01/22/03                                   30,000            29,978
1.88%, 01/23/03                                   20,000            19,977
1.29%, 01/29/03                                   20,000            19,980
1.51%, 01/29/03                                    8,050             8,041
1.76%, 01/29/03                                   10,000             9,986
1.28%, 02/03/03                                   10,000             9,988
1.62%, 02/05/03                                   15,000            14,976
1.27%, 02/06/03                                   25,000            24,968
1.28%, 02/07/03                                    3,726             3,721
2.38%, 02/07/03                                   30,000            29,928
2.48%, 02/07/03                                   10,000             9,975
1.25%, 02/12/03                                   30,000            29,956
1.27%, 02/13/03                                   20,000            19,970
1.29%, 02/14/03                                   35,000            34,945
1.25%, 02/19/03                                   30,000            29,949
1.27%, 02/19/03                                   20,000            19,965
2.71%, 02/25/03                                   10,000             9,960
1.27%, 02/26/03                                   10,000             9,980
1.28%, 02/26/03                                   30,000            29,940
2.06%, 03/03/03                                   15,000            14,949
1.28%, 03/05/03                                   60,000            59,866
1.26%, 03/06/03                                   20,000            19,956
1.28%, 03/12/03                                   30,300            30,225
1.60%, 03/12/03                                   15,000            14,954
1.27%, 03/19/03                                   35,000            34,905
1.28%, 03/19/03                                   25,000            24,932
1.60%, 03/19/03                                   25,000            24,915
1.63%, 03/19/03                                   35,000            34,879
1.28%, 03/26/03                                   20,000            19,940
1.29%, 03/26/03                                   20,000            19,940
1.68%, 03/26/03                                   20,000            19,922
1.30%, 04/25/03                                   30,000            29,877
2.00%, 05/02/03                                   10,521            10,451
2.45%, 05/02/03                                   15,000            14,879


See financial notes.

ISSUER                                       FACE VALUE        MKT. VALUE
RATE, MATURITY DATE                          ($ x 1,000)       ($ x 1,000)

2.12%, 05/30/03                                   15,000            14,871
1.30%, 06/18/03                                   20,000            19,880
1.77%, 07/25/03                                   35,000            34,653
1.75%, 09/19/03                                   12,000            11,850
1.77%, 09/19/03                                   20,000            19,747
1.57%, 11/14/03                                    8,000             7,891

FEDERAL HOME LOAN BANK
1.77%, 01/17/03                                   20,000            19,984
1.25%, 01/22/03                                    9,000             8,993
1.49%, 01/31/03                                   30,180            30,143
1.27%, 02/05/03                                    5,000             4,994
1.28%, 02/26/03                                   20,000            19,960
1.28%, 03/18/03                                   11,805            11,773

FREDDIE MAC
1.64%, 01/09/03                                   32,000            31,988
1.66%, 01/09/03                                   53,000            52,981
1.29%, 01/15/03                                   15,000            14,992
1.70%, 01/16/03                                   20,000            19,986
1.25%, 01/17/03                                    8,000             7,996
1.29%, 01/28/03                                   10,000             9,990
1.76%, 01/30/03                                    9,566             9,553
1.27%, 02/13/03                                   25,000            24,962
1.30%, 02/13/03                                    6,000             5,991
1.28%, 02/20/03                                   14,700            14,674
1.28%, 02/27/03                                   28,781            28,723
2.29%, 02/27/03                                   15,000            14,947
1.27%, 03/03/03                                   19,415            19,374
1.28%, 03/13/03                                   19,000            18,952
1.28%, 03/20/03                                   20,000            19,945
1.28%, 03/27/03                                   20,000            19,939
2.00%, 03/27/03                                   46,346            46,130
2.83%, 03/27/03                                   10,000             9,935
2.00%, 04/24/03                                   15,000            14,907
2.01%, 04/24/03                                   15,000            14,907
2.00%, 05/22/03                                   20,000            19,846
2.02%, 05/22/03                                   20,000            19,845
1.30%, 06/19/03                                    9,500             9,442
1.77%, 07/17/03                                   20,000            19,810
1.96%, 07/17/03                                   20,000            19,790
2.02%, 07/17/03                                   10,000             9,892
1.77%, 07/30/03                                   21,227            21,012
1.78%, 08/14/03                                   20,000            19,781
1.39%, 08/22/03                                   11,265            11,165
1.44%, 09/22/03                                   10,000             9,896
1.77%, 10/09/03                                   10,000             9,864
1.48%, 10/20/03                                   12,000            11,858

SALLIE MAE
2.32%, 01/27/03                                   10,000             9,984
                                                                ----------
                                                                 1,678,091

COUPON NOTES  5.8%
--------------------------------------------------------------------------
FANNIE MAE
5.00%, 02/14/03                                   13,000            13,039
5.75%, 04/15/03                                   21,000            21,224
4.75%, 11/14/03                                   13,710            14,089
1.60%, 12/24/03                                   10,000            10,000

FEDERAL FARM CREDIT BANK
1.22%, 03/03/03                                   10,000             9,999

FEDERAL HOME LOAN BANK
4.50%, 04/25/03                                    6,860             6,928
2.79%, 05/07/03                                   10,000            10,000
4.13%, 08/15/03                                   10,790            10,969
5.13%, 09/15/03                                   17,000            17,384
1.86%, 11/10/03                                   22,000            22,000
3.13%, 11/14/03                                   17,000            17,238
2.05%, 11/17/03                                   10,000            10,000

SALLIE MAE
2.70%, 04/25/03                                   15,000            14,998
                                                                ----------
                                                                   177,868

                                          MATURITY VALUE       MKT. VALUE
SECURITY                                   ($ x 1,000)         ($ x 1,000)

OTHER INVESTMENTS  39.9% of investments

REPURCHASE AGREEMENTS  39.9%
--------------------------------------------------------------------------

CREDIT SUISSE FIRST BOSTON CORP.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities
1.28%, issued 12/31/02,
   due 01/02/03                                   67,320            67,315
1.31%, issued 12/17/02,
   due 01/07/03                                   20,015            20,000
1.33%, issued 12/12/02,
   due 01/07/03                                  200,192           200,000
1.37%, issued 12/26/02,
   due 01/07/03                                   50,023            50,000
1.72%, issued 10/16/02,
   due 01/07/03                                   35,139            35,000


See financial notes.

SCHWAB GOVERNMENT MONEY FUND -- Financials

PORTFOLIO HOLDINGS As of December 31, 2002. Continued

                                          MATURITY VALUE       MKT. VALUE
SECURITY                                   ($ x 1,000)         ($ x 1,000)

SALOMON SMITH BARNEY, INC.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities
1.28%, issued 12/31/02,
   due 01/02/03                                   69,005            69,000
1.27%, issued 12/31/02,
   due 01/07/03                                   50,012            50,000
1.28%, issued 11/21/02,
   due 01/07/03                                   35,058            35,000
1.60%, issued 11/01/02,
   due 01/07/03                                   30,089            30,000

UBS PAINEWEBBER, INC.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities
1.28%, issued 12/31/02,
   due 01/02/03                                  250,018           250,000
1.28%, issued 11/07/02,
   due 01/07/03                                   20,043            20,000
1.28%, issued 11/13/02,
   due 01/07/03                                   70,137            70,000
1.28%, issued 11/20/02,
   01/07/03                                       70,119            70,000
1.29%, issued 11/14/02,
   due 01/07/03                                   35,068            35,000
1.29%, issued 11/19/02,
   due 01/07/03                                   35,061            35,000
1.29%, issued 11/22/02,
   due 01/07/03                                   30,049            30,000
1.29%, issued 11/25/02,
   due 01/07/03                                   27,042            27,000
1.31%, issued 11/15/02,
   due 01/07/03                                   40,077            40,000
1.32%, issued 12/02/02,
   due 01/07/03                                   25,033            25,000
1.47%, issued 11/06/02,
   due 01/07/03                                   50,127            50,000
1.48%, issued 11/05/02,
   due 01/07/03                                   25,065            25,000
                                                                ----------
                                                                 1,233,315

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

Statement of
ASSET AND LIABILITIES
As of December 31, 2002. All numbers x 1,000 except NAV.

ASSETS
------------------------------------------------------------------------------
Investments, at market value                                        $1,855,959 a
Repurchase agreements, at market value                               1,233,315 a
Interest receivable                                                      2,576
Prepaid expenses                                               +            96
                                                               ---------------
TOTAL ASSETS                                                         3,091,946

LIABILITIES
------------------------------------------------------------------------------
Payables:
   Dividends to shareholders                                                59
   Investment adviser and administrator fees                                70
   Transfer agent and shareholder service fees                             114
Accrued expenses                                               +           132
                                                               ---------------
TOTAL LIABILITIES                                                          375

NET ASSETS
------------------------------------------------------------------------------
TOTAL ASSETS                                                         3,091,946
TOTAL LIABILITIES                                              -           375
                                                               ---------------
NET ASSETS                                                          $3,091,571

NET ASSETS BY SOURCE

Capital received from investors                                      3,092,437
Net realized capital losses                                               (866)

NET ASSET VALUE (NAV)

                 SHARES
NET ASSETS   /   OUTSTANDING   =   NAV
$3,091,571       3,092,667         $1.00

a The amortized cost for the fund's securities was $3,089,274.

FEDERAL TAX DATA

COST BASIS OF PORTFOLIO          $3,089,274

UNUSED CAPITAL LOSSES:
Expires 12/31 of:              Loss amount:
   2003                                $161
   2004                                 162
   2005                                 226
   2006                                 119
   2007                                 184
   2008                                  13
   2010                        +          1
                               ------------
                                       $866
RECLASSIFICATIONS:
Net realized capital gains             $ 74
Reclassified as:
Capital received
  from investors                       ($74)


See financial notes.

Statement of
OPERATIONS
For January 1, 2002 through December 31, 2002. All numbers x 1,000.

INVESTMENT INCOME
------------------------------------------------------------------------------
Interest                                                               $62,108

NET REALIZED LOSSES
------------------------------------------------------------------------------
Net realized losses on investments sold                                     (1)

EXPENSES
------------------------------------------------------------------------------
Investment adviser and administrator fees                               11,485 a
Transfer agent and shareholder service fees                             14,381 b
Trustees' fees                                                              37 c
Custodian and portfolio accounting fees                                    313
Professional fees                                                           29
Registration fees                                                          175
Shareholder reports                                                        150
Other expenses                                                     +        24
                                                                   -----------
Total expenses                                                          26,594
Expense reduction                                                  -     2,626 d
                                                                   -----------
NET EXPENSES                                                            23,968

INCREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 62,108
NET EXPENSES                                                       -    23,968
                                                                   -----------
NET INVESTMENT INCOME                                                   38,140
NET REALIZED LOSSES                                                +        (1)
                                                                   -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $38,139

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least April 30, 2003 to 0.75% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.


See financial notes.

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
-------------------------------------------------------------------------------
                                            1/1/02-12/31/02     1/1/01-12/31/01
Net investment income                               $38,140             $99,440
Net realized losses                         +            (1)                 --
                                            -----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS               38,139              99,440

DISTRIBUTIONS PAID
-------------------------------------------------------------------------------
Dividends from net investment income                 38,140              99,440 a

TRANSACTIONS IN FUND SHARES b
-------------------------------------------------------------------------------
Shares sold                                       7,912,017           7,798,623
Shares reinvested                                    37,703              98,149
Shares redeemed                             +    (7,911,680)         (7,351,773)
                                            -----------------------------------
NET INCREASE                                         38,040             544,999

NET ASSETS
-------------------------------------------------------------------------------
Beginning of period                               3,053,532           2,508,533
Total increase                              +        38,039             544,999 c
                                            -----------------------------------
END OF PERIOD                                    $3,091,571          $3,053,532

a The tax-basis components of distributions paid for the current period are:

  Ordinary income                     $38,140
  Long-term capital gains             $    --

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


See financial notes.

      The fund seeks the highest current income consistent with stability of capital and liquidity.

Schwab U.S. Treasury Money Fund

[PHOTO OF KAREN WIGGAN]

KAREN WIGGAN, a portfolio manager, has been responsible for day-to-day management of the fund since 1999. She joined the firm in 1987 and has been working in fixed-income portfolio management for eight years.

TICKER SYMBOL: SWUXX

MANAGER'S PERSPECTIVE

UNPRECEDENTED ISSUANCE OF U.S. TREASURY BILLS WAS MET BY ABOVE-AVERAGE DEMAND FOR TREASURY SECURITIES. As the federal budget swung from surplus to deficit, the U.S. Treasury reacted by issuing short-term debt at record levels. The combination of increased spending for the war on terrorism and unexpectedly low tax receipts in April (a result of the weak economy) left the Treasury with a substantial funding gap--something we have not seen for a number of years. The Treasury reacted in several different ways, including increasing the supply of 1-, 3-, and 6-month issues as well as issuing cash management bills (issues geared to a specific purpose).

Initially, this increase in supply lowered prices and boosted yields on short-term Treasury securities. However, as yields across money market securities converged, traditional commercial paper investors moved into the Treasury market, bringing demand for these securities to an unusually high level. With so many new investors competing for the same pool of securities, prices once again rose, and yields dropped accordingly. Short-term treasuries also felt the downward yield pressure of the Fed's 0.50% interest rate cut in November, and ended the year below the already low levels that prevailed at the beginning of the year.


THE FUND MAINTAINED A NEUTRAL TO LONG AVERAGE WEIGHTED MATURITY, WHICH HELPED PERFORMANCE RELATIVE TO ITS PEERS 1. Within the maturity range of money market securities, the yields of longer maturity securities were sometimes higher than those of shorter maturity securities (a "normal" yield curve), sometimes lower (inverted yield curve) and sometimes comparable. By buying longer securities when their yields were attractive, we were able to hold on to their relatively higher yields when the Fed cut rates in November.

1 Source: iMoney Net, Inc., Treasury Retail Category, 12/31/02.


Schwab Money Funds

PERFORMANCE AND FUND FACTS

SEVEN-DAY YIELDS 1 AS OF 12/31/02

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

------------------------------------------
SEVEN-DAY YIELD                     0.83%
------------------------------------------
SEVEN-DAY EFFECTIVE YIELD           0.83%
------------------------------------------

WEIGHTED AVERAGE MATURITY during the period

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[LINE GRAPH]

Monthly         Maturity
31-Dec-01             71
   Jan-02             75
   Feb-02             82
   Mar-02             69
   Apr-02             74
   May-02             69
   Jun-02             69
   Jul-02             71
   Aug-02             72
   Sep-02             73
   Oct-02             72
   Nov-02             69
31-Dec-02             74

PORTFOLIO COMPOSITION 2 as of 12/31/02

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.

BY SECURITY TYPE

[PIE CHART]

92.1%            U.S TREASURY BILLS
 7.9%            U.S TREASURY NOTES

BY CREDIT QUALITY

[PIE CHART]

100.0%           TIER 1

1 A portion of the fund's expenses was reduced during the reporting period.
  Without this reduction, the fund's seven-day yield would have been 0.66% and the seven-day effective yield would have been 0.66%.

2 Composition of the fund's portfolio is as of 12/31/02 and is not indicative of holdings after that date.

SCHWAB U.S. TREASURY MONEY FUND -- Financials

Financial tables

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. The financial tables and the financial notes have both been audited by PricewaterhouseCoopers LLP.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                              1/1/02-    1/1/01-    1/1/00-     1/1/99-    1/1/98-
                                              12/31/02   12/31/01   12/31/00    12/31/99   12/31/98
----------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------
Net asset value at beginning of period            1.00       1.00       1.00        1.00       1.00
                                              ------------------------------------------------------
Income from investment operations:
   Net investment income                          0.01       0.04       0.05        0.04       0.05
                                              ------------------------------------------------------
Less distributions:
   Dividends from net investment income          (0.01)     (0.04)     (0.05)      (0.04)     (0.05)
                                              ------------------------------------------------------
Net asset value at end of period                  1.00       1.00       1.00        1.00       1.00
                                              ------------------------------------------------------
Total return (%)                                  1.15       3.61       5.40        4.25       4.69

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
   average net assets                             0.65       0.65       0.65 1      0.65       0.65
Expense reductions reflected in above ratio       0.17       0.19       0.19        0.21       0.26
Ratio of net investment income to
   average net assets                             1.15       3.44       5.27        4.18       4.58
Net assets, end of period ($ x 1,000,000)        4,323      4,042      2,750       2,592      2,131

1 Would have been 0.66% if certain non-routine expenses (proxy fees) had been included.


See financial notes.

PORTFOLIO HOLDINGS As of December 31, 2002.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

100.0%          U.S. GOVERNMENT SECURITIES
                Market Value: $4,318,540
                Cost: $4,318,540
------------------------------------------
100.0%          TOTAL INVESTMENTS
                Market Value: $4,318,540
                Cost: $4,318,540

ISSUER                                       FACE VALUE        MKT. VALUE
RATE, MATURITY DATE                          ($ x 1,000)       ($ x 1,000)
U.S. GOVERNMENT SECURITIES
100.0% of investments

Treasury Bills  92.1%

U.S. TREASURY BILLS
1.55%, 01/02/03                                   48,730            48,728
1.59%, 01/02/03                                    8,720             8,720
1.59%, 01/09/03                                  100,000            99,965
1.60%, 01/09/03                                   12,000            11,996
1.62%, 01/09/03                                   26,565            26,555
1.75%, 01/09/03                                   31,255            31,243
1.49%, 01/16/03                                   50,000            49,969
1.53%, 01/16/03                                   27,870            27,852
1.59%, 01/16/03                                   50,000            49,967
1.60%, 01/16/03                                   42,670            42,642
1.61%, 01/16/03                                   50,000            49,967
1.71%, 01/16/03                                  200,000           199,859
1.73%, 01/16/03                                    6,945             6,940
1.74%, 01/16/03                                   40,000            39,971
1.40%, 01/23/03                                   50,000            49,957
1.61%, 01/23/03                                   50,000            49,951
1.41%, 01/30/03                                   12,200            12,186
1.48%, 01/30/03                                   50,000            49,941
1.52%, 01/30/03                                    6,445             6,437
1.53%, 01/30/03                                  109,100           108,966
1.57%, 01/30/03                                   50,000            49,937
1.60%, 01/30/03                                   50,000            49,936
1.62%, 01/30/03                                  100,000            99,870
1.66%, 01/30/03                                   42,285            42,229
1.70%, 01/30/03                                   25,000            24,966
1.71%, 01/30/03                                   25,000            24,966
1.39%, 02/06/03                                   42,360            42,302
1.40%, 02/06/03                                  100,000            99,861
1.19%, 02/13/03                                      650               649
1.48%, 02/13/03                                   50,000            49,912
1.53%, 02/13/03                                  100,000            99,818
1.57%, 02/13/03                                   40,000            39,925
1.59%, 02/13/03                                  100,000            99,812
1.61%, 02/13/03                                   85,000            84,838
1.63%, 02/13/03                                   34,430            34,363
1.64%, 02/13/03                                   50,000            49,903
1.20%, 02/20/03                                    2,275             2,271
1.64%, 02/20/03                                   75,000            74,830
1.67%, 02/20/03                                   50,000            49,885
1.20%, 02/27/03                                   38,295            38,222
1.53%, 02/27/03                                   50,000            49,879
1.66%, 02/27/03                                   25,000            24,935


See financial notes.

SCHWAB U.S. TREASURY MONEY FUND -- Financials

ISSUER                                        FACE VALUE        MKT. VALUE
RATE, MATURITY DATE                           ($ x 1,000)       ($ x 1,000)
1.68%, 02/27/03                                   50,000            49,868
1.19%, 03/06/03                                  102,515           102,298
1.20%, 03/06/03                                   50,000            49,893
1.21%, 03/06/03                                  100,000            99,786
1.46%, 03/06/03                                   75,000            74,807
1.65%, 03/06/03                                   11,440            11,407
1.66%, 03/06/03                                   50,000            49,854
1.68%, 03/06/03                                    6,305             6,286
1.22%, 03/13/03                                    2,310             2,304
1.60%, 03/20/03                                  100,000            99,657
1.22%, 04/03/03                                   94,560            94,268
1.17%, 04/10/03                                    1,060             1,057
1.19%, 04/10/03                                   90,000            89,705
1.22%, 04/10/03                                   23,970            23,890
1.54%, 04/10/03                                   50,000            49,790
1.55%, 04/10/03                                   40,000            39,831
1.17%, 04/17/03                                   13,210            13,165
1.24%, 04/17/03                                   50,000            49,819
1.64%, 04/17/03                                   75,000            74,640
1.21%, 05/01/03                                   42,115            41,946
1.22%, 05/01/03                                   43,890            43,712
1.24%, 05/01/03                                   70,000            69,712
1.25%, 05/01/03                                  165,000           164,315
1.24%, 05/15/03                                   50,000            49,771
1.22%, 05/29/03                                   12,400            12,338
1.28%, 05/29/03                                   50,000            49,739
1.29%, 05/29/03                                   30,265            30,105
1.25%, 06/05/03                                   50,000            49,733
1.20%, 06/12/03                                   34,015            33,833
1.25%, 06/12/03                                  175,000           174,022
1.19%, 06/19/03                                   40,000            39,777
1.23%, 06/19/03                                   83,535            83,055
1.26%, 06/19/03                                   50,000            49,705
                                                                ----------
                                                                 3,979,209

Treasury Notes  7.9%
--------------------------------------------------------------------------

U.S. TREASURY NOTES
6.25%, 02/15/03                                   78,845            79,317
5.50%, 03/31/03                                  113,775           114,820
4.00%, 04/30/03                                   12,000            12,066
3.88%, 06/30/03                                   18,465            18,705
3.88%, 07/31/03                                   73,455            74,534
3.63%, 08/31/03                                   29,360            29,792
2.75%, 09/30/03                                   10,000            10,097
                                                                ----------
                                                                   339,331

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

Statement of
ASSETS AND LIABILITIES
As of December 31, 2002. All numbers x 1,000 except NAV.

ASSETS
------------------------------------------------------------------------------
Investments, at market value                                       $ 4,318,540 a
Cash                                                                         3
Interest receivable                                                      5,167
Prepaid expenses                                                   +       136
                                                                   -----------
TOTAL ASSETS                                                         4,323,846

LIABILITIES
------------------------------------------------------------------------------
Payables:
   Dividends to shareholders                                               100
   Investment adviser and administrator fees                                67
   Transfer agent and shareholder service fees                             160
Accrued expenses                                                   +       137
                                                                   -----------
TOTAL LIABILITIES                                                          464

NET ASSETS
------------------------------------------------------------------------------
TOTAL ASSETS                                                         4,323,846
TOTAL LIABILITIES                                                  -       464
                                                                   -----------
NET ASSETS                                                         $ 4,323,382

NET ASSETS BY SOURCE

Capital received from investors                                      4,324,198
Net realized capital losses                                               (816)

NET ASSET VALUE (NAV)
                 SHARES
NET ASSETS   /   OUTSTANDING   =   NAV
$4,323,382       4,324,262         $1.00

a The amortized cost for the fund's securities was $4,318,540.

FEDERAL TAX DATA

COST BASIS OF PORTFOLIO       $4,318,559

UNUSED CAPITAL LOSSES:
Expires 12/31 of:           Loss amount:
  2005                              $ 62
  2006                                89
  2007                               580
  2010                      +         66
                            ------------
                                    $797


See financial notes.

Statement of
OPERATIONS
For January 1, 2002 through December 31, 2002. All numbers x 1,000.

INVESTMENT INCOME
------------------------------------------------------------------------------
Interest                                                              $ 71,654

NET REALIZED LOSSES
------------------------------------------------------------------------------
Net realized losses on investments sold                                    (72)

EXPENSES
------------------------------------------------------------------------------
Investment adviser and administrator fees                               14,270 a
Transfer agent and shareholder service fees                             17,962 b
Trustees' fees                                                              34 c
Custodian and portfolio accounting fees                                    350
Professional fees                                                           31
Registration fees                                                          138
Shareholder reports                                                         93
Other expenses                                                    +         26
                                                                  ------------
Total expenses                                                          32,904
Expense reduction                                                 -      6,959 d
                                                                  ------------
NET EXPENSES                                                            25,945

INCREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 71,654
NET EXPENSES                                                      -     25,945
                                                                  ------------
NET INVESTMENT INCOME                                                   45,709
NET REALIZED LOSSES                                               +        (72)
                                                                  ------------
INCREASE IN NET ASSETS FROM OPERATIONS                                $ 45,637

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least April 30, 2003 to 0.65% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.


See financial notes.

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000.

OPERATIONS
------------------------------------------------------------------------------
                                          1/1/02-12/31/02      1/1/01-12/31/01
Net investment income                        $     45,709         $    110,000
Net realized gains or losses              +           (72)                 113
                                          ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS             45,637              110,113

DISTRIBUTIONS PAID
------------------------------------------------------------------------------
Dividends from net investment income               45,709              110,000 a
TRANSACTIONS IN FUND SHARES b
------------------------------------------------------------------------------
Shares sold                                    10,640,600            9,616,410
Shares reinvested                                  45,056              108,428
Shares redeemed                           +   (10,404,554)          (8,432,154)
                                          ------------------------------------
NET INCREASE                                      281,102            1,292,684

NET ASSETS
------------------------------------------------------------------------------
Beginning of period                             4,042,352            2,749,555
Total increase                            +       281,030            1,292,797 c
                                          ------------------------------------
END OF PERIOD                                $  4,323,382         $  4,042,352

a The tax-basis components of distributions paid for the current period are:

  Ordinary income           $45,709
  Long-term capital gains   $    --

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


See financial notes.

      The fund seeks the highest current income consistent with stability of capital and liquidity.

Schwab Value Advantage Money Fund(R)

[PHOTO OF LINDA KLINGMAN AND MIKE NEITZKE]

LINDA KLINGMAN, a vice president of the investment advisor and senior portfolio manager, has overall responsibility for the management of the fund. She joined the firm in 1990 and has nearly 16 years of experience managing money market funds.

MIKE NEITZKE, a portfolio manager, has day-to-day responsibility for management of the fund. Prior to joining the firm in March 2001, he worked for more than 15 years in the financial industry as a portfolio manager.

TICKER SYMBOLS
Investor Shares: SWVXX
Institutional Shares: SWAXX

MANAGERS' PERSPECTIVE

SHORT-TERM YIELDS DECLINED DURING THE REPORT PERIOD AS THE ECONOMIC RECOVERY FAILED TO PICK UP SPEED. After peaking in March, yields fell steadily through October, then declined more sharply in November with the Fed's 0.50% rate cut.

One development that affected the market was a decline in the supply of commercial paper during 2002. We trace this decline to a combination of factors associated with the soft economy. In particular, issuers reined in their short-term borrowing as they sought to cut costs and defer capital spending. This reduction in supply, in part, put downward pressure on yields.

THE FUND GENERALLY MAINTAINED A LONGER AVERAGE MATURITY THAN ITS PEERS 1 DURING 2002, WHICH CONTRIBUTED POSITIVELY TO ITS PERFORMANCE. Because the fund held a higher proportion of fixed-rate securities than the average for its peer group, and maintained a somewhat longer weighted average maturity in its portfolio, it was able to mitigate the effects on its yield as short-term rates declined. Money market investors may also take some comfort from the fact that although money market investments generally lagged bond investments during 2002, they still fared better than most categories of stocks.

1 Source: iMoney Net, Inc., First Tier Retail Category, 12/31/02.


Schwab Money Funds

SCHWAB VALUE ADVANTAGE MONEY FUND(R)

PERFORMANCE AND FUND FACTS

SEVEN-DAY YIELDS 1 as of 12/31/02

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

                              INVESTOR   INSTITUTIONAL
                               SHARES       SHARES
------------------------------------------------------
SEVEN-DAY YIELD                 1.17%        1.38%
------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD       1.18%        1.39%
------------------------------------------------------

WEIGHTED AVERAGE MATURITY during the period

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[LINE GRAPH]

Monthly         Maturity
31-Dec-01          63
   Jan-02          57
   Feb-02          64
   Mar-02          62
   Apr-02          64
   May-02          65
   Jun-02          65
   Jul-02          65
   Aug-02          61
   Sep-02          56
   Oct-02          62
   Nov-02          63
31-Dec-02          56

PORTFOLIO COMPOSITION 2 as of 12/31/02

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.

BY SECURITY TYPE

[PIE CHART]

49.1%     COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS
38.0%     CERTIFICATES OF DEPOSIT
 5.9%     VARIABLE-RATE OBLIGATIONS
 3.7%     REPURCHASE AGREEMENTS
 2.1%     PROMISSORY NOTES
 1.2%     BANK NOTES

BY CREDIT QUALITY

[PIE CHART]

100.0%      TIER 1

1 A portion of the fund's expenses was reduced during the reporting period.
  Without this reduction, Investor Shares' and Institutional Shares' seven-day yields would have been 1.07% and the seven-day effective yields would have been 1.08%.

2 Composition of the fund's portfolio is as of 12/31/02 and is not indicative of holdings after that date.

SCHWAB VALUE ADVANTAGE MONEY FUND(R) -- Financials

Financial tables

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. The financial tables and the financial notes have both been audited by PricewaterhouseCoopers LLP.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                              1/1/02-    1/1/01-    1/1/00-     1/1/99-    1/1/98-
 INVESTOR SHARES                              12/31/02   12/31/01   12/31/00    12/31/99   12/31/98
----------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------
Net asset value at beginning of period            1.00       1.00       1.00        1.00       1.00
                                              ------------------------------------------------------
Income from investment operations:
   Net investment income                          0.02       0.04       0.06        0.05       0.05
                                              ------------------------------------------------------
Less distributions:
   Dividends from net investment income          (0.02)     (0.04)     (0.06)      (0.05)     (0.05)
                                              ------------------------------------------------------
Net asset value at end of period                  1.00       1.00       1.00        1.00       1.00
                                              ------------------------------------------------------
Total return (%)                                  1.55       4.05       6.22        5.01       5.35

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
   average net assets                             0.45       0.43       0.40 1      0.40       0.40
Expense reductions reflected in above ratio       0.09       0.13       0.19        0.21       0.27
Ratio of net investment income to
   average net assets                             1.55       3.92       6.07        4.91       5.21
Net assets, end of period ($ x 1,000,000)       38,728     44,247     36,319      27,265     22,196

1 Would have been 0.41% if certain non-routine expenses (proxy fees) had been included.


See financial notes.

                                                  7/1/02-
INSTITUTIONAL SHARES                             12/31/02
---------------------------------------------------------
PER-SHARE DATA ($)
---------------------------------------------------------

Net asset value at beginning of period             1.00
                                                ---------
Income from investment operations:
   Net investment income                           0.01
                                                ---------
Less distributions:
   Dividends from net investment income           (0.01)
                                                ---------
Net asset value at end of period                   1.00
                                                ---------
Total return (%)                                   0.81 2

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------
Ratio of net operating expenses to
   average net assets                              0.24 3
Expense reductions reflected in above ratio        0.31 3
   Ratio of net investment income to
average net assets                                 1.57 3
Net assets, end of period ($ x 1,000,000)           521

1 Commencement of operations.

2 Not annualized.

3 Annualized.


See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND(R) -- Financials

PORTFOLIO HOLDINGS As of December 31, 2002.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

*  Asset-backed security

+  Credit-enhanced security

o  Illiquid restricted security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

 90.4%          FIXED-RATE OBLIGATIONS
                Market Value: $35,442,875
                Cost: $35,442,875

  5.9%          VARIABLE-RATE OBLIGATIONS
                Market Value: $2,313,419
                Cost: $2,313,419

  3.7%          OTHER INVESTMENTS
                Market Value: $1,447,893
                Cost: $1,447,893
------------------------------------------
100.0%          TOTAL INVESTMENTS
                Market Value: $39,204,187
                Cost: $39,204,187

   ISSUER                                          FACE VALUE       MKT. VALUE
   RATE, MATURITY DATE                             ($ x 1,000)      ($ x 1,000)

   FIXED-RATE OBLIGATIONS 90.4% of investments

   COMMERCIAL PAPER & OTHER CORPORATE
   OBLIGATIONS  49.1%
   ----------------------------------------------------------------------------

   AB SPINTAB
   1.71%, 02/18/03                                      18,000           17,959
   1.34%, 02/20/03                                      62,000           61,885

   ABBEY NATIONAL NORTH AMERICA, L.L.C.
   1.78%, 01/24/03                                    1 82,000          181,794

   ALLIANCE & Leicester, PLC
   1.33%, 03/17/03                                      20,000           19,945

   AMERICAN EXPRESS CREDIT CORP.
   1.70%, 01/24/03                                      60,000           59,935
   1.35%, 01/28/03                                      15,000           14,985

 * AMSTEL FUNDING CORP.
   1.76%, 01/09/03                                      95,000           94,963
   1.35%, 02/14/03                                      10,000            9,984
   1.65%, 02/14/03                                      79,000           78,842
   1.36%, 02/18/03                                      19,000           18,966

 * AMSTERDAM FUNDING CORP.
   1.79%, 01/16/03                                      75,000           74,944
   1.37%, 01/17/03                                      10,000            9,994
   1.37%, 02/13/03                                      50,000           49,918
   1.35%, 02/26/03                                      94,000           93,803
   1.34%, 03/14/03                                      23,000           22,938
   1.34%, 03/21/03                                      47,000           46,862

 * APRECO, INC.
   1.39%, 01/29/03                                      37,000           36,960
   1.35%, 03/17/03                                      20,000           19,944

 * ASSET SECURITIZATION COOPERATIVE CORP.
   1.80%, 01/13/03                                      78,000           77,953
   1.79%, 01/14/03                                      60,000           59,961
   1.79%, 01/23/03                                     136,000          135,852

*+ ATLANTIS ONE FUNDING CORP.
   1.79%, 01/15/03                                      50,000           49,965
   1.79%, 01/23/03                                      48,601           48,548
   1.76%, 02/04/03                                     100,000           99,836
   1.35%, 02/27/03                                      75,000           74,840
   1.33%, 03/12/03                                      95,000           94,754
   1.34%, 03/12/03                                      82,000           81,786
   1.33%, 03/13/03                                      10,000            9,974
   1.35%, 03/21/03                                      38,000           37,887
   1.34%, 03/25/03                                     167,000          166,484
   1.69%, 03/25/03                                      32,000           31,876


See financial notes.

   ISSUER                                          FACE VALUE       MKT. VALUE
   RATE, MATURITY DATE                             ($ x 1,000)      ($ x 1,000)
   BANK OF NOVA SCOTIA
   1.54%, 02/06/03                                      20,000           19,969

   BARCLAYS U.S. FUNDING CORP.
   1.36%, 03/05/03                                     365,000          364,136
   1.33%, 03/13/03                                      37,000           36,903

 * BARTON CAPITAL CORP.
   1.33%, 01/10/03                                      17,179           17,173
   1.80%, 01/14/03                                     100,000           99,935
   1.36%, 01/15/03                                     121,289          121,225
   1.79%, 01/17/03                                      15,069           15,057
   1.80%, 01/17/03                                      58,228           58,182
   1.38%, 01/23/03                                      25,000           24,979

 * BAVARIA UNIVERSAL FUNDING CORP.
   1.76%, 01/06/03                                      17,000           16,996
   1.88%, 01/10/03                                      16,663           16,655
   1.78%, 01/15/03                                      16,698           16,687
   1.84%, 01/17/03                                      14,000           13,989

   BEAR STEARNS COMPANIES, INC.
   1.73%, 01/10/03                                      31,000           30,987
   1.56%, 02/05/03                                      13,000           12,980
   1.34%, 02/26/03                                     142,000          141,704
   1.34%, 03/17/03                                     133,000          132,629
   1.33%, 03/26/03                                      40,000           39,876

 * BETA FINANCE, INC.
   1.33%, 02/18/03                                      82,500           82,354
   2.03%, 03/21/03                                      39,000           38,829

 * BETA FINANCE, INC., 144A
   1.58%, 11/20/03                                      48,000           48,000

   BNP PARIBAS FINANCE, INC.
   2.01%, 04/01/03                                      90,000           89,555

   CANADIAN IMPERIAL HOLDINGS, INC.
   1.34%, 03/19/03                                     200,000          199,427

   CBA (DELAWARE) FINANCE, INC.
   1.33%, 03/19/03                                     100,000          99,717

 * CC (USA), INC.
   1.78%, 01/06/03                                      21,300           21,295
   1.74%, 01/07/03                                      45,000           44,987
   1.79%, 01/21/03                                      26,000           25,974
   1.35%, 01/28/03                                      17,400           17,382
   1.35%, 02/07/03                                      10,500           10,485
   1.35%, 02/18/03                                      42,000           41,924
   1.71%, 02/18/03                                      12,000           11,973
   1.36%, 02/27/03                                      20,000           19,957
   1.37%, 03/20/03                                       7,500            7,478
   1.61%, 04/22/03                                      16,300           16,220

 * CC (USA), INC., 144A
   2.36%, 01/10/03                                      42,000           42,000
   2.43%, 01/27/03                                      39,000           38,994

   CIT GROUP, INC.
   1.53%, 03/03/03                                      40,000           39,897
   1.54%, 03/17/03                                      50,000           49,841

   CITICORP
   1.73%, 01/06/03                                     100,000           99,976
   1.72%, 01/13/03                                     126,000          125,928
   1.35%, 01/14/03                                     100,000           99,951
   1.73%, 01/16/03                                     137,000          136,902
   1.34%, 01/23/03                                      25,000           24,980
   1.78%, 01/24/03                                      20,000           19,977
   1.77%, 02/07/03                                      25,000           24,955
   1.35%, 02/27/03                                      50,000           49,893
   1.33%, 03/12/03                                     100,000           99,742

 * CONCORD MINUTEMEN CAPITAL CO., L.L.C.
   Series A
   1.73%, 01/09/03                                      46,745           46,727
   1.81%, 01/22/03                                     120,000          119,874
   1.37%, 02/05/03                                      38,000           37,949
   1.38%, 02/10/03                                      91,000           90,860
   1.38%, 02/14/03                                      25,750           25,707

 * CORPORATE ASSET FUNDING CO., INC.
   1.33%, 01/28/03                                      99,783           99,683

 * DAKOTA CP NOTES OF CITIBANK
   CREDIT CARD ISSUANCE TRUST
   1.54%, 01/13/03                                      74,000           73,962
   1.54%, 01/14/03                                      30,000           29,983
   1.35%, 01/22/03                                      20,000           19,984
   1.35%, 01/23/03                                      48,000           47,960
   1.35%, 02/12/03                                      69,000           68,891
   1.35%, 02/19/03                                      61,000           60,888
   1.34%, 03/21/03                                     100,000           99,706

   DEN NORSKE BANK ASA
   1.33%, 02/10/03                                      15,000           14,978
   1.34%, 03/05/03                                      83,000           82,806

   DANSKE CORP.
   1.54%, 02/06/03                                     134,000          133,795

   DEPFA BANK, PLC
   1.33%, 03/10/03                                      80,000           79,799

   DEUTSCHE BANK FINANCIAL, L.L.C.
   1.53%, 02/07/03                                     431,000          430,327

 * DORADA FINANCE, INC.
   1.78%, 01/06/03                                     100,000           99,975
   1.35%, 01/21/03                                      40,000           39,970


See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND(R) -- Financials

PORTFOLIO HOLDINGS As of December 31, 2002. Continued

   ISSUER                                          FACE VALUE       MKT. VALUE
   RATE, MATURITY DATE                             ($ x 1,000)      ($ x 1,000)
   1.85%, 01/22/03                                      18,000           17,981
   1.35%, 02/27/03                                      13,000           12,972
   1.71%, 02/28/03                                      10,484           10,455
   1.66%, 04/10/03                                      15,000           14,932

 * DORADA FINANCE, INC., 144A
   1.95%, 09/16/03                                     122,000          122,000
   1.96%, 09/16/03                                      45,000           45,000

   DRESDNER U.S. FINANCE, INC.
   1.77%, 05/20/03                                      50,000           49,662

 * EDISON ASSET SECURITIZATION CORP., L.L.C.
   1.73%, 01/08/03                                      55,000           54,982
   1.79%, 01/27/03                                     200,000          199,743
   1.65%, 04/04/03                                      17,000           16,928
   1.64%, 04/08/03                                      20,000           19,912

 * FALCON ASSET SECURITIZATION CORP.
   1.33%, 01/08/03                                     241,000          240,938

   FORENINGSSPARBANKEN (SWEDBANK)
   1.35%, 02/05/03                                      12,000           11,984

 * FORRESTAL FUNDING MASTER TRUST NOTES
   Series 1999A
   1.37%, 01/30/03                                      15,858           15,841
   Series 2000A
   1.37%, 01/23/03                                     104,000          103,913
   1.36%, 01/28/03                                     138,812          138,671
   1.37%, 02/10/03                                      95,414           95,269

   FORTIS FUNDING, L.L.C.
   1.67%, 01/31/03                                      25,000           24,965
   1.60%, 02/03/03                                      49,000           48,928
   1.33%, 03/12/03                                      15,000           14,961
   1.65%, 04/09/03                                      19,000           18,915

 * GALAXY FUNDING, INC.
   1.78%, 01/08/03                                      80,000           79,972
   1.73%, 01/21/03                                     160,000          159,847
   1.35%, 03/20/03                                      95,000           94,722
   1.34%, 03/24/03                                      70,000           69,786

   GE CAPITAL INTERNATIONAL FUNDING, INC.
   1.79%, 01/29/03                                     112,155          112,000
   1.63%, 02/06/03                                      36,000           35,942
   1.78%, 02/14/03                                     122,000          121,736
   1.33%, 02/24/03                                      32,000           31,936
   1.35%, 02/27/03                                      40,000           39,915
   1.78%, 04/14/03                                      90,000           89,547

   GE FINANCIAL ASSURANCE HOLDINGS, INC.
   1.32%, 02/13/03                                      45,000           44,929
   1.34%, 03/21/03                                      38,000           37,888

   GENERAL ELECTRIC CAPITAL CORP.
   2.32%, 02/03/03                                      49,000           48,898
   2.26%, 02/14/03                                     188,000          187,490
   2.32%, 02/14/03                                     117,000          116,674
   2.29%, 02/18/03                                     250,000          249,250
   2.31%, 02/19/03                                     175,000          174,459
   2.27%, 02/20/03                                     160,000          159,504
   2.24%, 02/27/03                                     130,000          129,547
   1.33%, 03/12/03                                      11,000           10,972

   GENERAL ELECTRIC CAPITAL SERVICES
   1.73%, 01/09/03                                      68,000           67,974
   1.72%, 01/10/03                                     124,000          123,947
   1.34%, 01/23/03                                      25,000           24,980

   GENERAL ELECTRIC CO.
   1.35%, 01/14/03                                      70,000           69,966
   1.35%, 01/15/03                                      55,000           54,971
   1.35%, 01/16/03                                     170,000          169,904

 * GIRO FUNDING U.S. CORP.
   1.74%, 01/09/03                                      20,000           19,992
   1.73%, 01/14/03                                      49,000           48,970
   1.78%, 01/21/03                                      12,000           11,988
   1.79%, 01/21/03                                      40,000           39,960
   1.76%, 01/24/03                                     120,000          119,866
   1.65%, 02/10/03                                      50,000           49,909
   1.35%, 02/20/03                                      60,000           59,888
   1.36%, 02/24/03                                      60,000           59,878
   1.36%, 03/06/03                                      50,000           49,879

 * GIRO MULTI-FUNDING CORP.
   1.67%, 01/15/03                                     200,000          199,871
   1.65%, 01/31/03                                      41,538           41,481

*o GREENWICH FUNDING CORP.
   1.36%, 01/10/03                                      43,000           42,985
   1.38%, 01/16/03                                     110,000          109,937
   1.34%, 01/24/03                                     143,000          142,878

 * GREYHAWK FUNDING, L.L.C.
   1.33%, 01/16/03                                      37,000           36,980
   1.35%, 02/10/03                                      20,000           19,970
   1.34%, 02/20/03                                     167,000          166,689
   1.35%, 02/21/03                                      35,000           34,933
   1.36%, 02/21/03                                      30,000           29,942
   1.34%, 03/06/03                                      25,000           24,940

   HBOS TREASURY SERVICES, PLC
   1.55%, 02/06/03                                     110,000          109,831
   1.33%, 03/07/03                                     110,000          109,736

   HSBC USA, INC.
   1.78%, 01/23/03                                      36,000           35,961


See financial notes.

   ISSUER                                          FACE VALUE       MKT. VALUE
   RATE, MATURITY DATE                             ($ x 1,000)      ($ x 1,000)
*+ HALOGEN CAPITAL CO., L.L.C.
   1.75%, 01/17/03                                      65,951           65,900
   1.81%, 01/17/03                                      10,000            9,992
   1.34%, 02/07/03                                      50,000           49,931

 * HATTERAS FUNDING CORP.
   1.78%, 01/06/03                                       5,179            5,178
   1.71%, 01/09/03                                      45,000           44,983
   1.76%, 01/14/03                                      29,000           28,982
   1.79%, 01/21/03                                      17,000           16,983
   1.37%, 02/05/03                                      29,000           28,961
   1.37%, 03/11/03                                      56,000           55,854
   1.35%, 03/14/03                                      47,367           47,239

*+ INDEPENDENCE FUNDING, L.L.C.
   1.86%, 01/08/03                                      27,884           27,874
   1.35%, 01/14/03                                      20,000           19,990
   1.34%, 02/27/03                                     112,317          112,079
   1.36%, 03/06/03                                      60,000           59,855

   ING (U.S.) FUNDING, L.L.C.
   1.61%, 03/28/03                                      75,000           74,713
   1.61%, 04/01/03                                      15,000           14,940

*+ INTREPID FUNDING MASTER TRUST
   1.34%, 02/24/03                                      85,514           85,342
   1.36%, 03/05/03                                      30,000           29,929

   J.P. MORGAN CHASE & Co.
   1.84%, 01/22/03                                     150,000          149,840
   1.53%, 02/11/03                                     185,000          184,680
   1.53%, 02/12/03                                      15,000           14,973
   1.76%, 05/14/03                                      15,000           14,904

 * JUPITER SECURITIZATION CORP.
   1.64%, 01/15/03                                      50,000           49,968
   1.34%, 01/28/03                                      93,692           93,598
   1.37%, 01/29/03                                      50,000           49,947

 * K2 (USA), L.L.C.
   1.73%, 01/13/03                                      60,000           59,966
   1.90%, 01/15/03                                      50,000           49,963
   2.03%, 01/15/03                                      26,000           25,980
   1.79%, 01/21/03                                      17,000           16,983
   1.38%, 02/10/03                                      13,500           13,479
   1.77%, 02/20/03                                      18,000           17,956
   1.77%, 02/25/03                                      25,000           24,933
   1.36%, 02/27/03                                      10,500           10,478
   2.04%, 03/11/03                                      15,000           14,942
   2.05%, 03/20/03                                      23,500           23,397
   1.39%, 04/28/03                                      15,100           15,032
   1.38%, 06/02/03                                      16,500           16,405

   KBC FINANCIAL PRODUCTS INTERNATIONAL, LTD.
   1.72%, 01/13/03                                      80,000           79,954

*+ KITTY HAWK FUNDING CORP.
   1.33%, 02/14/03                                      50,130           50,049
   1.35%, 03/03/03                                      50,000           49,886
   1.34%, 03/10/03                                      18,000           17,955

   LANDESBANK SCHLESWIG-HOLSTEIN GIROZENTRALE
   1.84%, 01/16/03                                      37,000           36,972
   1.35%, 02/25/03                                     100,000           99,794
   1.33%, 03/13/03                                      87,000           86,773
   2.05%, 03/21/03                                      36,000           35,841

 * LEXINGTON PARKER CAPITAL CO., L.L.C.
   1.72%, 01/10/03                                      20,000           19,991
   1.73%, 01/10/03                                     104,025          103,980
   1.83%, 01/10/03                                      60,413           60,386
   1.74%, 01/17/03                                      43,296           43,263
   1.83%, 01/21/03                                      75,449           75,373
   1.83%, 01/22/03                                      20,000           19,979
   1.82%, 01/27/03                                      45,000           44,941

 * LINKS FINANCE, L.L.C.
   1.79%, 01/17/03                                      19,000           18,985
   1.80%, 01/22/03                                      13,000           12,986
   1.36%, 03/03/03                                      29,000           28,933

   MERRILL LYNCH & CO., INC.
   1.65%, 01/24/03                                      25,000           24,974
   1.65%, 03/21/03                                      30,000           29,892

 * MONT BLANC CAPITAL CORP.
   1.79%, 01/14/03                                      66,000           65,958
   1.79%, 01/17/03                                      20,093           20,077
   1.80%, 01/22/03                                      35,000           34,963
   1.36%, 02/20/03                                      20,000           19,962
   1.35%, 02/24/03                                      50,000           49,899
   1.36%, 03/06/03                                       9,000            8,978

   MORGAN STANLEY
   1.78%, 01/24/03                                      80,000           79,909
   1.34%, 02/13/03                                      50,000           49,920
   1.33%, 03/14/03                                      35,000           34,907
   1.33%, 03/20/03                                     315,000          314,095
   1.33%, 03/26/03                                     100,000           99,690
   1.33%, 03/27/03                                     100,000           99,686
   1.31%, 04/01/03                                     165,000          164,460

 * NEWCASTLE CERTIFICATES PROGRAM
   Series 2000A
   1.73%, 01/08/03                                     150,000          149,950
   1.73%, 01/09/03                                      15,000           14,994
   1.75%, 01/09/03                                      40,000           39,985


See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND(R) -- Financials

PORTFOLIO HOLDINGS As of December 31, 2002. Continued

   ISSUER                                          FACE VALUE       MKT. VALUE
   RATE, MATURITY DATE                             ($ x 1,000)      ($ x 1,000)
   1.79%, 01/23/03                                      23,000           22,975
   1.35%, 02/12/03                                      50,000           49,921
   1.36%, 02/21/03                                       2,500            2,495

 * PARK AVENUE RECEIVABLES CORP.
   1.35%, 02/11/03                                      13,000           12,980

 * PREFERRED RECEIVABLES FUNDING CORP.
   1.33%, 01/07/03                                      60,000           59,987
   1.35%, 01/29/03                                      35,000           34,963
   1.35%, 02/03/03                                      98,000           97,879

 * QUINCY CAPITAL CORP.
   1.37%, 01/28/03                                      38,812           38,772
   1.36%, 02/05/03                                       8,000            7,989
   1.36%, 02/10/03                                     100,264          100,113

 * RECEIVABLES CAPITAL CORP.
   1.35%, 01/14/03                                     177,084          176,998

   SALOMON SMITH BARNEY HOLDINGS, INC.
   1.31%, 01/09/03                                     129,000          128,962
   1.32%, 02/05/03                                     140,000          139,820
   1.32%, 02/13/03                                     100,000           99,842
   1.34%, 03/07/03                                      37,000           36,911
   1.78%, 03/10/03                                      27,000           26,910
   1.33%, 03/12/03                                      11,000           10,972
   1.33%, 03/14/03                                      12,000           11,968

   SAN PAOLO IMI U.S. FINANCIAL CO.
   1.35%, 01/28/03                                     145,000          144,853
   1.35%, 01/29/03                                     105,000          104,890
   1.32%, 03/11/03                                      30,000           29,924
   1.33%, 03/12/03                                      15,000           14,961

 * SIGMA FINANCE, INC.
   1.86%, 01/13/03                                      16,000           15,990
   1.90%, 01/13/03                                      35,000           34,978
   1.35%, 01/30/03                                     100,000           99,891
   1.35%, 03/05/03                                      15,000           14,965
   2.05%, 03/17/03                                      21,000           20,912
   1.80%, 04/07/03                                      23,430           23,319
   1.62%, 04/08/03                                      60,000           59,740
   1.69%, 04/14/03                                      20,000           19,904
   1.75%, 05/16/03                                      10,000            9,935

 * SIGMA FINANCE, INC., 144A
   2.24%, 01/27/03                                      15,000           14,998
   2.13%, 02/14/03                                     100,000          100,000

   SOCIETE GENERALE, N.A., INC.
   1.53%, 01/08/03                                      20,000           19,994
   1.34%, 02/12/03                                     112,500          112,324
   1.34%, 02/20/03                                      91,000           90,831
   1.34%, 02/25/03                                      61,887           61,760

   STADSHYPOTEK DELAWARE, INC.
   1.37%, 02/13/03                                      15,000           14,975
   1.34%, 02/21/03                                      50,000           49,905

 * STELLAR FUNDING GROUP, INC.
   1.34%, 01/07/03                                      11,010           11,008
   1.81%, 01/15/03                                       7,967            7,961
   1.80%, 01/16/03                                       8,143            8,137
   1.81%, 01/16/03                                       9,140            9,133
   1.36%, 01/28/03                                       1,507            1,505
   1.36%, 02/20/03                                      10,036           10,017
   1.36%, 02/24/03                                       6,587            6,574
   1.38%, 02/28/03                                      12,745           12,717

   SVENSKA HANDELSBANKEN, INC.
   1.33%, 03/27/03                                      23,000           22,928

*+ TRIPLE-A ONE FUNDING CORP.
   1.35%, 01/10/03                                      25,412           25,403

*+ TULIP FUNDING CORP.
   1.73%, 01/08/03                                      18,000           17,994
   1.79%, 01/16/03                                      18,096           18,083

   UBS FINANCE (DELAWARE), INC.
   1.32%, 03/03/03                                      58,750           58,619
   1.33%, 03/13/03                                     275,000          274,281
   1.33%, 03/17/03                                     236,000          235,349

 * VARIABLE FUNDING CAPITAL CORP.
   1.80%, 01/06/03                                      99,000           98,975
   1.78%, 01/07/03                                     160,000          159,953
   1.73%, 01/08/03                                      98,000           97,968
   1.79%, 01/23/03                                      99,000           98,892
   1.71%, 01/27/03                                      50,000           49,939
   1.34%, 02/03/03                                      50,000           49,939
   1.34%, 02/06/03                                      50,000           49,933

   WESTPAC TRUST SECURITIES NZ, LTD.
   1.34%, 02/13/03                                      22,818           22,782

 * WINDMILL FUNDING CORP.
   1.80%, 01/09/03                                      20,000           19,992
   1.37%, 02/13/03                                      25,000           24,959

   WYETH
   1.75%, 02/04/03                                      90,000           89,851
   1.75%, 02/11/03                                      70,000           69,861
                                                                    -----------
                                                                     19,235,736


See financial notes.

   ISSUER                                          FACE VALUE       MKT. VALUE
   RATE, MATURITY DATE                             ($ x 1,000)      ($ x 1,000)

   CERTIFICATES OF DEPOSIT  38.0%
   ----------------------------------------------------------------------------

   ABBEY NATIONAL TREASURY SERVICES, PLC
   1.77%, 01/15/03                                      13,000           13,000
   1.33%, 02/20/03                                     115,000          115,000
   1.33%, 03/18/03                                     180,000          180,000

   ABN AMRO BANK, NV
   1.70%, 01/07/03                                     100,000          100,000
   2.51%, 04/02/03                                     100,000          100,000
   2.80%, 04/09/03                                      50,000           49,999
   2.95%, 04/17/03                                      26,000           25,999
   2.42%, 07/18/03                                     125,000          124,980

   ALLIANCE & LEICESTER
   1.75%, 01/30/03                                      56,000           56,000

   AMERICAN EXPRESS CENTURION BANK
   1.37%, 01/28/03                                     115,000          115,000

   BANK OF NOVA SCOTIA
   1.52%, 02/10/03                                      50,000           50,000
   1.34%, 02/26/03                                     210,000          210,000
   1.50%, 03/07/03                                      50,000           50,000
   1.35%, 03/10/03                                      28,000           28,000

   BANK OF SCOTLAND
   2.28%, 02/28/03                                      50,000           50,000

   BARCLAYS BANK, PLC
   1.70%, 01/07/03                                      75,000           75,000
   1.34%, 01/13/03                                      91,000           91,000
   1.35%, 01/21/03                                     150,000          150,002
   1.65%, 03/03/03                                      92,000           92,014
   1.30%, 05/02/03                                     100,000          100,000
   1.60%, 11/25/03                                     174,000          174,008

   BAYERISCHE HYPO-UND VEREINSBANK, AG
   1.73%, 01/10/03                                      10,000           10,000
   1.77%, 01/17/03                                     100,000          100,000
   1.84%, 01/17/03                                      40,000           40,000
   1.80%, 02/18/03                                      55,000           55,034
   1.40%, 03/13/03                                     130,000          130,000

   BAYERISCHE LANDESBANK GIROZENTRALE
   1.62%, 01/27/03                                      92,000           92,010
   1.33%, 03/17/03                                      50,000           50,001

   BNP PARIBAS
   1.54%, 02/04/03                                     137,000          137,000
   1.55%, 02/04/03                                     100,000          100,000
   1.54%, 02/05/03                                     197,000          197,000
   1.55%, 02/05/03                                      90,000           90,000
   1.54%, 02/06/03                                     156,000          156,000
   1.55%, 02/06/03                                     100,000          100,000
   1.65%, 03/10/03                                     190,000          190,000
   2.04%, 03/27/03                                     107,000          107,000
   1.74%, 04/17/03                                     242,000          242,000

   CANADIAN IMPERIAL BANK OF COMMERCE
   2.30%, 02/21/03                                      48,000           48,000
   1.35%, 02/27/03                                      80,000           80,000
   1.33%, 03/12/03                                      60,000           60,002
   2.00%, 04/10/03                                      90,000           90,000

   CHASE MANHATTAN BANK USA, N.A.
   1.78%, 01/22/03                                      62,000            62,000
   1.77%, 01/23/03                                     125,000           125,000
   1.62%, 02/07/03                                     100,000           100,000
   1.32%, 02/11/03                                     143,000           143,000
   1.32%, 02/12/03                                     147,000           147,000
   1.76%, 05/20/03                                      35,000            35,000

   CITIBANK, N.A.
   1.77%, 01/22/03                                      48,000            48,000
   1.78%, 01/22/03                                      75,000            75,000
   1.35%, 03/04/03                                     500,000           500,000
   1.33%, 03/12/03                                      96,000            96,000
   1.33%, 03/18/03                                     100,000           100,000
   1.33%, 03/19/03                                      40,000            40,000

   COMMONWEALTH BANK OF AUSTRALIA
   1.33%, 01/31/03                                     194,000           194,000
   1.33%, 03/18/03                                      96,000            96,000

   CREDIT AGRICOLE INDOSUEZ
   1.78%, 01/21/03                                      85,000            85,000

   CREDIT LYONNAIS S.A.
   1.37%, 03/14/03                                     160,000           160,000

   CREDIT SUISSE FIRST BOSTON
   1.65%, 02/03/03                                      34,000            34,004
   1.33%, 03/19/03                                      63,000            63,000

   DEN NORSKE BANK ASA
   1.57%, 02/05/03                                      22,000            22,000

   DEUTSCHE BANK, AG
   1.32%, 02/11/03                                      73,000            73,000
   2.34%, 03/07/03                                     110,000           109,999
   2.38%, 03/10/03                                      48,000            47,999
   1.35%, 05/07/03                                     200,000           200,000
   1.85%, 10/15/03                                     247,000           246,981

   DEXIA BANK BELGIUM
   1.62%, 01/27/03                                      98,000            98,011
   2.30%, 02/21/03                                     200,000           200,000
   2.55%, 03/05/03                                      45,000            45,000
   1.33%, 03/24/03                                      10,000            10,000
   2.51%, 04/02/03                                      55,000            54,999


See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND(R) -- Financials

PORTFOLIO HOLDINGS As of December 31, 2002. Continued

   ISSUER                                          FACE VALUE       MKT. VALUE
   RATE, MATURITY DATE                             ($ x 1,000)      ($ x 1,000)

   DRESDNER BANK, AG
   1.73%, 01/30/03                                     136,000          136,000
   1.33%, 02/19/03                                     155,000          155,000
   1.35%, 02/21/03                                      27,000           27,000
   1.68%, 04/11/03                                     100,000          100,000
   1.61%, 04/17/03                                      15,000           15,049

   FIRST TENNESSEE BANK, N.A.
   1.33%, 03/20/03                                      62,000           62,000

   HBOS TREASURY SERVICES, PLC
   1.56%, 02/06/03                                      48,000           48,000
   1.36%, 03/10/03                                      70,000           70,000
   1.34%, 03/31/03                                      45,000           45,000

   HSBC BANK USA
   1.55%, 02/28/03                                      45,000           45,017
   1.33%, 03/19/03                                     100,000          100,000

   ING BANK, NV
   1.77%, 01/16/03                                     110,000          110,000
   1.84%, 01/21/03                                      50,000           50,000
   1.77%, 01/23/03                                      34,000           34,000
   1.75%, 01/31/03                                     106,000          106,000
   1.36%, 02/24/03                                      30,000           30,000
   1.37%, 03/10/03                                     185,000          185,000
   1.74%, 04/17/03                                     125,000          125,000

   LANDESBANK BADEN WURTTEMBERG
   1.78%, 01/21/03                                      30,000           30,000
   1.52%, 02/10/03                                      18,000           18,000
   1.35%, 02/25/03                                      47,000           47,000
   1.33%, 03/17/03                                      82,000           82,001
   1.73%, 09/30/03                                      25,000           25,011
   1.85%, 10/17/03                                      94,000           94,000

   LANDESBANK HESSEN-THURINGEN GIROZENTRALE
   2.01%, 04/09/03                                      40,000           40,000
   1.40%, 07/09/03                                      30,000           30,000
   1.86%, 10/20/03                                      70,000           70,000

   LLOYDS TSB BANK, PLC
   1.60%, 01/27/03                                      90,000           90,010
   2.53%, 04/02/03                                      50,000           49,999
   1.63%, 04/03/03                                      50,000           49,996
   1.75%, 05/19/03                                     200,000          200,000
   1.75%, 05/23/03                                     100,000          100,000

   NATEXIS BANQUES POPULAIRES
   1.34%, 02/19/03                                     120,000          120,000

   NATIONAL AUSTRALIA BANK, LTD.
   1.60%, 04/07/03                                     225,000          225,000
   1.63%, 04/08/03                                     100,000          100,000

   NATIONAL BANK OF CANADA
   1.33%, 02/13/03                                      25,000           25,000

   NORDDEUTSCHE LANDESBANK GIROZENTRALE
   1.63%, 01/30/03                                      45,000           45,000
   1.63%, 02/03/03                                      70,000           70,000
   1.33%, 03/28/03                                     100,000          100,000
   1.68%, 04/15/03                                      44,000           44,000
   1.55%, 05/05/03                                      25,000           25,000
   1.57%, 11/07/03                                      25,000           24,998
   1.49%, 12/29/03                                      48,000           48,000

   NORDEA BANK FINLAND, PLC
   1.34%, 03/31/03                                     186,000          186,002

   RABOBANK NEDERLAND, NV
   2.36%, 01/03/03                                      86,000           86,000
   2.47%, 02/28/03                                      37,000           37,000
   2.98%, 04/04/03                                     100,000           99,987
   1.63%, 04/21/03                                      50,000           50,033

   ROYAL BANK OF CANADA
   1.78%, 01/17/03                                     267,000          267,000
   2.30%, 02/21/03                                      35,000           35,000
   1.61%, 11/25/03                                     125,000          124,994

   ROYAL BANK OF SCOTLAND, PLC
   1.34%, 03/31/03                                     150,000          150,000

   SAN PAOLO IMI SPA
   1.35%, 01/29/03                                     137,000          137,000

   SOCIETE GENERALE
   1.84%, 01/13/03                                     131,000          131,001
   1.34%, 03/20/03                                     200,000          200,000
   1.34%, 03/21/03                                     180,000          180,000
   2.04%, 03/27/03                                      71,000           71,000

   SOUTHTRUST BANK
   1.35%, 06/06/03                                      23,000           23,000

   STATE STREET BANK & TRUST CO., N.A.
   1.72%, 01/22/03                                     160,000          160,000
   1.72%, 01/24/03                                      58,000           58,000

   SVENSKA HANDELSBANKEN, AB
   1.66%, 03/19/03                                      50,000           50,001
   1.32%, 03/28/03                                     100,000          100,000
   1.64%, 04/07/03                                      25,000           25,000
   1.65%, 04/15/03                                      50,000           50,001

   TORONTO DOMINION BANK
   2.47%, 01/06/03                                      46,000           46,000
   2.61%, 04/04/03                                      50,000           50,000
   1.32%, 05/13/03                                      48,000           48,005
   1.35%, 06/24/03                                     130,000          130,000


See financial notes.

   ISSUER                                          FACE VALUE       MKT. VALUE
   RATE, MATURITY DATE                             ($ x 1,000)      ($ x 1,000)
   UBS, AG
   2.43%, 01/06/03                                      50,000           50,000
   2.44%, 01/06/03                                      47,000           47,000
   2.30%, 02/21/03                                      75,000           75,001
   2.27%, 02/28/03                                     147,000          146,993
   1.59%, 12/16/03                                     115,000          115,000

   UNICREDITO ITALIANO SPA
   1.75%, 01/06/03                                      44,000           44,000
   1.75%, 01/07/03                                      50,000           50,000
   1.72%, 01/15/03                                      50,000           50,000
   1.70%, 01/21/03                                      47,000           47,002
   1.35%, 03/11/03                                     316,000          316,000
   1.35%, 03/12/03                                      23,000           23,000
   1.68%, 04/15/03                                      39,000           39,000

   WELLS FARGO BANK, N.A.
   1.65%, 01/02/03                                     100,000          100,000
   1.64%, 01/10/03                                      91,000           91,000
   1.62%, 01/29/03                                      36,000           36,000
   1.60%, 01/31/03                                     120,000          120,000
   1.54%, 02/03/03                                      50,000           50,000

   WESTLB AG
   1.60%, 04/03/03                                     170,000          170,000
   1.65%, 04/10/03                                     250,000          250,000
   1.93%, 09/18/03                                      97,000           97,000
   1.84%, 10/15/03                                      46,000           45,996

   WILMINGTON TRUST CO.
   1.84%, 01/21/03                                      25,000           25,000
                                                                    -----------
                                                                     14,914,139

   PROMISSORY NOTES  2.1%
   ----------------------------------------------------------------------------

o  THE GOLDMAN SACHS GROUP, INC.
   1.86%, 01/27/03                                      87,000           87,000
   1.75%, 02/04/03                                      55,000           55,000
   1.87%, 02/05/03                                      18,000           18,000
   1.84%, 03/18/03                                     306,000          306,000
   1.48%, 05/30/03                                      15,000           15,000
   1.50%, 06/02/03                                      85,000           85,000
   1.45%, 06/10/03                                       7,000            7,000
   1.45%, 06/17/03                                      50,000           50,000
   1.45%, 06/18/03                                     185,000          185,000
                                                                    -----------
                                                                        808,000
   BANK NOTES  1.2%
   ----------------------------------------------------------------------------
   BANK OF AMERICA, N.A.
   2.50%, 05/02/03                                     185,000          185,000
   2.50%, 05/06/03                                     300,000          300,000
                                                                    -----------
                                                                        485,000

   VARIABLE-RATE OBLIGATIONS 5.9% of investments

 + ACCESS LOANS FOR LEARNING STUDENT LOAN CORP.
   Taxable Student Loan RB
   Series II-A-6
   1.50%, 01/07/03                                      27,800           27,800

 + ACTIVE LIVING OF GLENVIEW, L.L.C.
   Senior Floating Rate Note
   Series 1998, 144A
   1.49%, 01/07/03                                      10,900           10,900

 * ASSET SECURITIZATION
   COOPERATIVE CORP., 144A
   1.38%, 01/22/03                                     272,000          272,000

 * BETA FINANCE, INC., 144A
   1.39%, 01/15/03                                      80,000           79,994

 + CITY OF NEW BRITAIN, CONNECTICUT
   GO Pension Bonds
   1.52%, 01/07/03                                      40,000           40,000

 + CITY OF SANTA ROSA
   VRD Wastewater Series 1998A
   1.65%, 01/07/03                                      17,000           17,000
   VRD Wastewater Series 2002A
   1.65%, 01/07/03                                      40,000           40,000

 + COLUMBUS, GEORGIA DEVELOPMENT AUTHORITY
   Taxable RB (Jay Leasing, Inc.
   Project) Series 1997
   1.52%, 01/07/03                                       6,495            6,495

 + FILLMORE, CALIFORNIA PUBLIC FINANCING AUTHORITY
   VRD Tax Allocation Bond
   (Fillmore Redevelopment Agency
   Central City Redevelopment
   Project Area) Series 1998A
   1.57%, 01/07/03                                      10,120           10,120

 o GE LIFE & ANNUITY ASSURANCE CO., 144A
   1.49%, 01/01/03                                      50,000           50,000
   GENERAL ELECTRIC CAPITAL CORP.
   1.45%, 01/17/03                                     225,000          225,000

 + LOANSTAR ASSETS PARTNERS
   II, L.P., 144A
   1.50%, 01/07/03                                      25,000           25,000

   MERLOT TRUST
   Series 2000B, 144A
   1.57%, 01/07/03                                      30,000           30,000


See financial notes.                                                          49

SCHWAB VALUE ADVANTAGE MONEY FUND(R) -- Financials

PORTFOLIO HOLDINGS As of December 31, 2002. Continued

   ISSUER                                          FACE VALUE       MKT. VALUE
   RATE, MATURITY DATE                             ($ x 1,000)      ($ x 1,000)

 o METROPOLITIAN LIFE INSURANCE CO., 144A
   1.44%, 01/30/03                                      50,000           50,000
   1.79%, 02/03/03                                     100,000          100,000

 o MONUMENTAL LIFE INSURANCE CO., 144A
   1.52%, 01/02/03                                     100,000          100,000
   1.54%, 01/02/03                                     100,000          100,000
   1.55%, 01/02/03                                      10,000           10,000

   MORGAN STANLEY
   1.52%, 01/15/03                                      50,000           50,000

 + NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
   Taxable Economic Development
   Bonds (MSNBC CNBC Project)
   Series 1997A, 144A
   1.70%, 01/02/03                                      27,900          27,900

   SALOMON SMITH BARNEY HOLDINGS, INC.
   1.62%, 02/05/03                                     300,000          300,000
   1.36%, 02/10/03                                      45,000           45,000

 o SECURITY LIFE OF DENVER INSURANCE CO. 144A
   1.93%, 01/22/03                                     100,000          100,000

 * SIGMA FINANCE, INC., 144A
   1.40%, 01/02/03                                      35,000           34,999
   1.42%, 01/02/03                                      30,000           29,997
   1.43%, 01/06/03                                      97,000           96,989
   1.39%, 01/15/03                                      31,000           30,999
   1.39%, 01/21/03                                      50,000           49,996
   1.40%, 01/23/03                                     100,000           99,992
   1.59%, 02/06/03                                      50,000           49,997
   1.36%, 02/18/03                                     100,000           99,991

 + TOWN OF ISLIP, NEW YORK IDA
   Taxable Adjustable Rate IDRB
   (Nussdorf Associates/Quality
   King Distributors, Inc. Facility)
   Series 1992
   1.55%, 01/07/03                                       3,250            3,250

 o TRAVELERS INSURANCE CO., 144A
   1.72%, 01/31/03                                      25,000           25,000
   1.72%, 02/01/03                                      25,000           25,000
   1.50%, 02/21/03                                      50,000           50,000
                                                                    -----------
                                                                      2,313,419

   OTHER INVESTMENTS  3.7% of investments

   REPURCHASE AGREEMENTS  3.7%
   ----------------------------------------------------------------------------

   CREDIT SUISSE FIRST BOSTON CORP.
   Tri-Party Repurchase
   Agreement Collateralized by
   U.S. Government Securities
   1.28%, issued 12/31/02,
     due 01/02/03                                      145,903          145,893

   SALOMON SMITH BARNEY, INC.
   Tri-Party Repurchase
   Agreement Collateralized by
   U.S. Government Securities
   1.28%, issued 12/31/02,
     due 01/02/03                                      427,030          427,000

   UBS PAINEWEBBER, INC.
   Tri-Party Repurchase
   Agreement Collateralized by
   U.S. Government Securities
   1.28%, issued 12/31/02,
     due 01/02/03                                      875,062          875,000
                                                                    -----------
                                                                      1,447,893

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

Statement of
ASSETS AND LIABILITIES
As of December 31, 2002. All numbers x 1,000 except NAV.

ASSETS
------------------------------------------------------------------------------
Investments, at market value                                       $39,204,187 a
Receivables:
   Fund shares sold                                                    275,104
   Interest                                                             90,690
Prepaid expenses                                                +          650
                                                                --------------
TOTAL ASSETS                                                        39,570,631

LIABILITIES
------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                165,891
   Dividends to shareholders                                             5,350
   Investments bought                                                  148,095
   Investment adviser and administrator fees                               692
   Transfer agent and shareholder service fees                             699
Accrued expenses                                                +          558
                                                                --------------
TOTAL LIABILITIES                                                      321,285

NET ASSETS
------------------------------------------------------------------------------
TOTAL ASSETS                                                        39,570,631
TOTAL LIABILITIES                                               -      321,285
                                                                --------------
NET ASSETS                                                         $39,249,346

NET ASSETS BY SOURCE

Capital received from investors                                     39,249,450
Net realized capital losses                                               (104)

NET ASSETS BY SHARE CLASS

                                                SHARES
SHARE CLASS              NET ASSETS    /   OUTSTANDING   =   NAV
Investor Shares         $38,727,954         38,728,167       $1.00
Institutional Shares    $   521,392            521,392       $1.00

a Includes illiquid restricted securities worth $1,713,800, or 4.37% of the fund's investments. The amortized cost for the fund's securities was $39,204,187.

FEDERAL TAX DATA

COST BASIS OF PORTFOLIO         $39,204,187

UNUSED CAPITAL LOSSES:
Expires 12/31 of:               Loss amount:
  2003                                 $104


See financial notes.

Statement of
OPERATIONS
For January 1, 2002 through December 31, 2002. All numbers x 1,000.

INVESTMENT INCOME
------------------------------------------------------------------------------
Interest                                                             $ 839,997

EXPENSES
------------------------------------------------------------------------------
Investment adviser and administrator fees                              133,024 a
Transfer agent and shareholder service fees:
   Investor Shares                                                      92,296 b
   Institutional Shares                                                    372 b
Trustees' fees                                                             163 c
Custodian and portfolio accounting fees                                  3,211
Professional fees                                                          132
Registration fees                                                         (848) d
Shareholder reports                                                        456
Other expenses                                                   +         231
                                                                 -------------
Total expenses                                                         229,037
Expense reduction                                                -      39,844 e
                                                                 -------------
NET EXPENSES                                                           189,193

INCREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                839,997
NET EXPENSES                                                     -     189,193
                                                                 -------------
NET INVESTMENT INCOME                                                  650,804
                                                                 -------------
INCREASE IN NET ASSETS FROM OPERATIONS                               $ 650,804

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services 0.17% of the fund's assets.

c For the fund's independent trustees only.

d Amount represents a retroactive reduction in SEC registration fees that was refunded in the current year.

e Includes $39,489 from the investment adviser (CSIM) and $355 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of Investor shares and Institutional shares through at least April 30, 2003 and 2004, respectively, as follows:

                                       % OF AVERAGE
SHARE CLASS                          DAILY NET ASSETS
-----------------------------------------------------
Investor Shares                            0.45
Institutional Shares                       0.24

  This limit doesn't include interest, taxes and certain non-routine expenses.


See financial notes.

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
-----------------------------------------------------------------------------------
                                              1/1/02-12/31/02       1/1/01-12/31/01
Net investment income                            $    650,804          $  1,741,560
Net realized gains                            +            --                    21
                                              -------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                650,804             1,741,581

DISTRIBUTIONS PAID
-----------------------------------------------------------------------------------
Dividends from net investment income
Investor Shares                                       648,150             1,741,560
Institutional Shares                          +         2,654                    --
                                              -------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME            650,804             1,741,560 a

TRANSACTIONS IN FUND SHARES b
-----------------------------------------------------------------------------------
SHARES SOLD
Investor Shares                                    34,345,512            52,214,557
Institutional Shares                          +     1,058,467                    --
                                              -------------------------------------
TOTAL SHARES SOLD                                  35,403,979            52,214,557

SHARES REINVESTED
Investor Shares                                       608,484             1,633,497
Institutional Shares                          +         1,551                    --
                                              -------------------------------------
TOTAL SHARES REINVESTED                               610,035             1,633,497

SHARES REDEEMED
Investor Shares                                   (40,473,102)          (45,920,355)
Institutional Shares                          +      (538,626)                   --
                                              -------------------------------------
TOTAL SHARES REDEEMED                             (41,011,728)          (45,920,355)

NET INCREASE OR DECREASE                           (4,997,714)            7,927,699 c

NET ASSETS
-----------------------------------------------------------------------------------
Beginning of period                                44,247,060            36,319,340
Total increase or decrease                    +    (4,997,714)            7,927,720 d
                                              -------------------------------------
END OF PERIOD                                    $ 39,249,346          $ 44,247,060

a The tax-basis components of distributions paid for the current period are:

  Ordinary income                     $650,804
  Long-term capital gains             $     --

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars. The fund started offering Institutional Shares on July 1, 2002.

c Represents shares sold plus shares reinvested, minus shares redeemed.

d Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


See Financial notes.

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS(TM), A NO-LOAD, OPENEND MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE SCHWAB VALUE ADVANTAGE MONEY FUND(R)OFFERS TWO SHARE CLASSES: Investor Shares and Institutional Shares. Shares of each class represent interests in the same portfolio, but each class has different expenses and investment minimums. The Schwab Money Market, Government Money and U.S. Treasury Money Funds each offers one share class.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other investments and policies that may affect a fund's financials. The most significant of these are described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS DECLARE DIVIDENDS EVERY DAY THEY ARE OPEN FOR BUSINESS. These dividends, which are equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

THE FUNDS MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUNDS MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUNDS PAY FEES FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab

THE TRUST AND ITS FUNDS

This list shows all of the funds included in The Charles Schwab Family of Funds. The funds discussed in this report are highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS
organized October 20, 1989
   Schwab Money Market Fund
   Schwab Government Money Fund
   Schwab U.S. Treasury Money Fund
   Schwab Value Advantage Money Fund(R)
   Schwab Municipal Money Fund
   Schwab California Municipal Money Fund
   Schwab New York Municipal Money Fund
   Schwab New Jersey Municipal Money Fund
   Schwab Pennsylvania Municipal Money Fund
   Schwab Florida Municipal Money Fund
   Schwab Institutional Advantage Money Fund(R)
   Schwab Retirement Money Fund(R)
   Schwab Government Cash Reserves


Schwab Money Funds

Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The funds may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THEIR SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If a fund bought a debt security at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund(R)

In our opinion, the accompanying statements of assets and liabilities, including the Portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund and Schwab Value Advantage Money Fund (four of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the "Funds") at December 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
San Francisco, CA
February 7, 2003


Schwab Money Funds

FUND TRUSTEES unaudited

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the SchwabFunds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote.1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the SchwabFunds (of which there were 45 as of 12/31/02) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                           TRUST POSITION(S);
NAME AND BIRTHDATE         TRUSTEE SINCE                  MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
----------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2        Chair, Trustee:                Chair, Co-CEO, Director, The Charles Schwab Corp.; CEO, Director,
7/29/37                    Family of Funds, 1989;         Schwab Holdings, Inc.; Chair, Director, Charles Schwab & Co., Inc.,
                           Investments, 1991;             Charles Schwab Investment Management, Inc.; Chair, Charles Schwab
                           Capital Trust, 1993;           Holdings (UK); Chair, CEO, Schwab (SIS) Holdings, Inc. I, Schwab
                           Annuity Portfolios, 1994.      International Holdings, Inc.; Director, U.S. Trust Corp., United States
                                                          Trust Co. of New York, The Gap, Inc. (clothing retailer), Audiobase,
                                                          Inc. (Internet audio solutions), Vodaphone AirTouch PLC (telecom),
                                                          Siebel Systems (software), Xign, Inc. (electronic payment systems).
                                                          Until 7/01: Director, The Charles Schwab Trust Co. Until 1/99: Director,
                                                          Schwab Retirement Plan Services, Inc., Mayer & Schweitzer, Inc.
                                                          (securities brokerage subsidiary of The Charles Schwab Corp.),
                                                          Performance Technologies, Inc. (technology), TrustMark, Inc.

1 The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab, Coghlan and Lyons, and some of Mr. Lyons's immediate family members, also own stock of the Charles Schwab Corporation.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES BUT NOT OFFICERS OF THE TRUST

NAME AND BIRTHDATE         TRUSTEE SINCE                  MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
----------------------------------------------------------------------------------------------------------------------------------
JOHN PHILIP COGHLAN 1      Trustee: 2000                  Vice Chair, EVP, The Charles Schwab Corp.; Vice Chair, President-
5/6/51                     (all trusts).                  Retail, Charles Schwab & Co., Inc.; President, CEO, Director, The
                                                          Charles Schwab Trust Co.; Chair, Director, Schwab Retirement Plan
                                                          Services, Inc., Schwab Retirement Technologies, Inc. (formerly
                                                          TrustMark, Inc.); Director, Charles Schwab Investment Management,
                                                          Inc., Performance Technologies, Inc. (technology). Until 7/02:
                                                          Vice Chair, Enterprise President, Retirement Plan Services, Services
                                                          for Investment Managers, Charles Schwab & Co., Inc. Until 3/02:
                                                          Director, Charles Schwab Asset Management (Ireland) Ltd., Charles
                                                          Schwab Worldwide Funds PLC.
----------------------------------------------------------------------------------------------------------------------------------
JEFFREY M. LYONS 1         Trustee: 2002                  EVP, Asset Management Products and Services, Charles Schwab &
2/22/55                    (all trusts).                  Co., Inc. Until 9/01: EVP, Mutual Funds, Charles Schwab & Co., Inc.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE         TRUST OFFICE(S) HELD           MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
----------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK            President, CEO                 President, CEO, Charles Schwab Investment Management, Inc;
7/25/54                    (all trusts).                  EVP, Charles Schwab & Co., Inc. Until 9/02: President and CIO,
                                                          American Century Investment Management; Director, American
                                                          Century Cos., Inc. Until 6/01: CIO, Fixed Income, American Century
                                                          Cos., Inc. Until 1997: SVP, Director, Fixed Income and Quantitative
                                                          Equity Portfolio Management, Twentieth Century Investors, Inc.
----------------------------------------------------------------------------------------------------------------------------------
TAI-CHIN TUNG              Treasurer, Principal           SVP, CFO, Charles Schwab Investment Management, Inc.; VP,
3/7/51                     Financial Officer              The Charles Schwab Trust Co.; Director, Charles Schwab Asset
                           (all trusts).                  Management (Ireland) Ltd., Charles Schwab Worldwide Funds PLC.
----------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD            SVP, Chief Investment          SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                     Officer                        Management, Inc.; Chief Investment Officer, The Charles Schwab
                           (all trusts).                  Trust Co.
----------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON             Secretary                      SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                    (all trusts).                  Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                          U.S. Securities and Exchange Commission, San Francisco.

1 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab, Coghlan and Lyons, and some of Mr. Lyons's immediate family members, also own stock of the Charles Schwab Corporation.


Schwab Money Funds

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE         TRUSTEE SINCE                  MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
----------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER         2000 (all trusts).             Chair, JDN Corp. Advisory LLC; Director, Stanford University, America
8/13/60                                                   First Cos., (venture capital/fund management), Redwood Trust, Inc.
                                                          (mortgage finance), Stanford Hospitals and Clinics, SRI International
                                                          (research), LookSmart, Ltd. (Internet infrastructure), PMI Group,
                                                          Inc. (mortgage insurance), Lucile Packard Children's Hospital. 2001:
                                                          Special Advisor to the President, Stanford University. Until 2001:
                                                          VP, Business Affairs, CFO, Stanford University.
----------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD          Family of Funds, 1989;         CEO, Dorward & Associates (management, marketing and
9/23/31                    Investments, 1991;             communications consulting). Until 1999: EVP, Managing Director,
                           Capital Trust, 1993;           Grey Advertising.
                           Annuity Portfolios, 1994.
----------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER          2000 (all trusts).             Co-CEO, Aphton Corp. (bio-pharmaceuticals). Director, Solectron Corp.
11/22/41                                                  (manufacturing), Tenera, Inc. (services and software), Airlease Ltd.
                                                          (aircraft leasing), Mission West Properties (commercial real estate),
                                                          Digital Microwave Corp. (network equipment). Until 1998: Dean, Haas
                                                          School of Business, University of California, Berkeley.
----------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES           Family of Funds, 1989;         Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                    Investments, 1991;             services and investment advice).
                           Capital Trust, 1993;
                           Annuity Portfolios, 1994.
----------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH            2000 (all trusts).             Chair, CEO, Founder, Smith Graham & Co. (investment advisors);
9/28/50                                                   Director, Pennzoil-Quaker State Co. (oil and gas), Rorento N.V.
                                                          (investments--Netherlands), Cooper Industries (electrical products);
                                                          Member, audit committee, Northern Border Partners, L.P. (energy).
----------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS         Family of Funds, 1989;         Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                    Investments, 1991;             Chair, CEO, North American Trust (real estate investments).
                           Capital Trust, 1993;
                           Annuity Portfolios, 1994.
----------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY          Family of Funds, 1989;         Chair, CEO, Wilsey Bennett, Inc. (transportation, real estate and
8/18/43                    Investments, 1991;             investments).
                           Capital Trust, 1993;
                           Annuity Portfolios, 1994.

GLOSSARY

Words and phrases that appear in financial reports often have specific meanings that are different from their everyday meanings. The glossary below tells you what is meant by the following terms when they are used in this report.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET-BACKED SECURITIES Securities that are backed by the loans or accounts receivable of an entity, such as a bank or credit card company. These securities are obligations that the issuer intends to repay using the assets backing them (once collected). Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are structured as discount notes but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Moody's Investor Service, Standard & Poor's and Fitch, Inc., to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES     Adjustable convertible extendable security
BAN      Bond anticipation note
COP      Certificate of participation
GAN      Grant anticipation note
GO       General obligation
HDA      Housing Development Authority
HFA      Housing Finance Agency
IDA      Industrial Development Authority
IDB      Industrial Development Board
IDRB     Industrial Development Revenue Bond
M/F      Multi-family
RAN      Revenue anticipation note
RB       Revenue bond
S/F      Single-family
TAN      Tax anticipation note
TECP     Tax-exempt commercial paper
TOB      Tender option bond
TOBP     Tender option bond partnership
TRAN     Tax and revenue anticipation note
VRD      Variable-rate demand


Schwab Money Funds

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

MATURITY Generally, the date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of other types of revenue, such as that available under the Federal Revenue Sharing Program.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the working capital needs of municipalities in anticipation of the receipt of property taxes on a future date.

TIER ONE, TIER TWO Tier one is the highest category of credit quality, tier two the second highest. A security's tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered tier one securities.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as an annual rate and calculated as a percentage of the investment's market value.

NOTES

NOTES

NOTES

CONTACT SCHWAB

SchwabFunds(R) offers you a complete family of mutual funds, each one based on a time-tested investment approach and using disciplined, clearly defined management strategies.

Actively managed funds include multi-manager stock funds, a long-short stock fund with hedging capabilities, and a range of taxable and tax-free bond funds. Index funds include large-cap, small-cap and international stock funds. The list at right shows all currently available SchwabFunds.

Whether you're an experienced investor or just starting out, SchwabFunds can help you achieve your financial goals. Please call 1-800-435-4000 for a free prospectus and brochure for any SchwabFund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third- party investment provider, methods for placing orders may be different.

INTERNET 1

www.schwab.com

SCHWAB BY PHONE(TM) 2

Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)

Automated touch-tone phone service at 1-800-272-4922.

MAIL

Write to SchwabFunds at:
P.O. Box 3812
Englewood, CO  80155-3812
When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

1 Shares of Sweep Investments(TM)may not be purchased over the Internet.

2 Orders placed in person or through a telephone representative are subject to a service fee payable to Schwab.

THE SCHWABFUNDS FAMILY

STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Core Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Focus Funds
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
Schwab MarketMasters Funds(TM)formerly MarketManager Portfolios
   U.S. MarketMasters Fund(TM)
   Small-Cap MarketMasters Fund(TM)
   International MarketMasters Fund(TM)
   Balanced MarketMasters Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
   All Equity Portfolio
   Growth Portfolio
   Balanced Portfolio
   Conservative Portfolio

BOND FUNDS
Schwab Short-Term Bond Market Fund
Schwab Total Bond Market Fund
Schwab YieldPlus Fund(R)
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate
   Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS

Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA  94104

DISTRIBUTOR
SchwabFunds(R)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2002 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper.
REG13857-05